As filed with the Securities and Exchange Commission on July 27, 2007
                      1933 Act Registration No. 333-120167
                       1940 Act Registration No. 811-21648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                [ ]
                                        -------
         Post-Effective Amendment No.      4        [X]
                                        -------

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No.                     5        [X]
                                        -------

                        (Check appropriate box or boxes)

                           --------------------------

          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
          Lehman Brothers Institutional Liquidity Cash Management Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:
                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600

                       -----------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

__ immediately upon filing pursuant to paragraph (b)
X  on July 29, 2007 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on _______________________ pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on _______________ pursuant to paragraph (a)(2)


Title of Securities  Being  Registered:  Shares of Cash Management  Money Market
Portfolio,   Cash  Management  Prime  Portfolio  and  Cash  Management  Treasury
Portfolio.

          Lehman Brothers Institutional Liquidity Cash Management Funds

             CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents:

    Cover Sheet

    Contents of Post-Effective Amendment No. 4 on Form N-1A

    Part A - Prospectus

    Part B - Statement of Additional Information

    Part C - Other Information

    Signature Pages

   Exhibits

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY CASH
MANAGEMENT FUNDS




Cash Management Money Market Portfolio
Cash Management Prime Portfolio
Cash Management Treasury Portfolio

Prospectus July 29, 2007


LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

CONTENTS

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH
  MANAGEMENT FUNDS

Cash Management Money Market Portfolio...........1

Cash Management Prime Portfolio..................7

Cash Management Treasury Portfolio..............13

YOUR INVESTMENT

Eligible Accounts...............................19

Maintaining Your Account........................19

Market Timing Policy............................20

Portfolio Holdings Policy.......................22

Buying Shares...................................23

Selling Shares..................................24

Share Prices....................................25

Distributions and Taxes.........................26

Portfolio Structure.............................26


THESE PORTFOLIOS:

o  require a minimum investment of $50 million

o  the Portfolios price their shares at 5:00 p.m., Eastern time

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master portfolio"; see page 26 for information on how it works.

--------------------------------------------------------------------------------
             (C)2007 Lehman Brothers Asset Management Inc. All rights reserved.

--------------------------------------------------------------------------------


CASH MANAGEMENT MONEY MARKET PORTFOLIO                     Ticker Symbol: LBIXX
(formerly, Lehman Brothers Institutional Liquidity Fund)


GOAL & STRATEGY


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS


Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.


OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

------------------------------------------
Year                        %
------------------------------------------
2001                       4.01
------------------------------------------
2002                       1.64
------------------------------------------
2003                       0.88
------------------------------------------
2004                       1.09
------------------------------------------
2005                       3.19
------------------------------------------
2006                       5.01
------------------------------------------

BEST QUARTER: Q1 '01, 1.41%
WORST QUARTER: Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 6/30/2007: 2.62%
-------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/06*


---------------------------------------------------------
                                          SINCE INCEPTION
                  1 YEAR       5 YEAR        5/8/2000
---------------------------------------------------------
Cash
Management
Money Market
Portfolio          5.01         2.35            3.00
---------------------------------------------------------

*Performance shown above from 5/8/2000 to 12/29/2004 is that of Neuberger
 Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Portfolio because it invests in the same master portfolio of securities. Because the Portfolio has moderately lower expenses (including the expense reimbursement), its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure with one class, the Trust Class. Prior to 12/30/2004, Neuberger Berman Management Inc. was responsible for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Money Market Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES


THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Portfolio assets. The expense example can help you compare costs among funds.


FEE TABLE


------------------------------------------------------------
SHAREHOLDER FEES                                    NONE

ANNUAL PORTFOLIO OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

         Management fees**                          0.13
         Distribution (12b-1) fees***               None
         Other expenses                             0.10
--------------------------------------------------------
         Total annual operating expenses            0.23
--------------------------------------------------------
MINUS:   Expense Reimbursement                      0.08
--------------------------------------------------------
         Net expenses****                           0.15
------------------------------------------------------------

   *The table includes costs paid by the Portfolio and its share of master portfolio costs. For more information on master-feeder funds, see "Portfolio Structure" on page 26. The figures in the table are based on last year's expenses except for "Management fees", which have been restated to show the current investment management fee since that fee was contractually lowered to 0.08% of average net assets in December 2006.

  **"Management fees" includes investment management and administration fees.

 ***The Portfolio has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Portfolio's Board of Trustees, the Portfolio may charge a maximum fee of 0.15% of average net assets.

****Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Portfolio through 3/31/2010, so that the total annual operating expenses of the Portfolio are limited to 0.15% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Portfolio has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause its annual operating expenses to exceed 0.15% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

----------------------------------------------------------------
               1 YEAR    3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------
Expenses        $15        $48         $104           $268
----------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Sub-Adviser, joined the Sub-Adviser in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Portfolio's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Portfolio's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Portfolio's investment manager and expenses paid directly by the Portfolio. The Manager engages the Sub-Adviser to choose the Portfolio's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 3/31/2007, the management/administration fees paid to the Manager by the Portfolio were 0.13% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in the Portfolio's semi-annual report to shareholders, dated September 30, 2006.

--------------------------------------------------------------------------------

Financial Highlights



YEAR ENDED MARCH 31,                                                   2005(1)              2006            2007
------------------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                               1.0000              1.0000          1.0000
PLUS:             Income from investment operations
                  Net investment income                                0.0059              0.0366          0.0510
                  Net gains or losses                                      --             (0.0000)        (0.0000)
                  Subtotal: income from investment operations          0.0059              0.0366          0.0510
MINUS:            Distributions to shareholders
                  Income dividends                                     0.0059              0.0366          0.0510
EQUALS:           Share price (NAV) at end of period                   1.0000              1.0000          1.0000

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                 0.15(2)             0.15            0.15

GROSS EXPENSES(3)                                                      0.39(2)             0.27            0.25

EXPENSES(4)                                                            0.15(2)             0.15            0.15

NET INVESTMENT INCOME -- ACTUAL                                        2.44(2)             3.73            5.11

OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                    0.59(6)             3.72            5.22

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                  165.7               193.6           192.7


     All of the above figures were obtained from the 2007 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).


(1)  Period from 12/30/2004 (beginning of operations) to 3/31/2005.

(2)  Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.

--------------------------------------------------------------------------------


CASH MANAGEMENT PRIME PORTFOLIO                            Ticker Symbol: LBPXX


(FORMERLY, LEHMAN BROTHERS PRIME MONEY FUND)

GOAL & STRATEGY


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS


Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.


OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

------------------------------------------------------
Year                    %
---------------------------------
2005                  3.20
---------------------------------
2006                  5.02
---------------------------------

BEST QUARTER: Q4 '06, 1.32%
WORST QUARTER: Q1 '05, 0.58%
Year-to-date performance as of 6/30/2007: 2.61%
------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/06*


---------------------------------------------------------
                                     SINCE INCEPTION
                    1 YEAR              12/27/2004
------------------------------------------------------
Cash Management
Prime Portfolio      5.02                 4.10
---------------------------------------------------------

*As of 12/15/2006, responsibility for the day-to-day portfolio management of the Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES


THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Portfolio assets. The expense example can help you compare costs among funds.


FEE TABLE

--------------------------------------------------------------
SHAREHOLDER FEES                                  NONE

ANNUAL PORTFOLIO OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

         Management fees**                         0.13
         Distribution (12b-1) fees***              None
         Other expenses                            0.04
-------------------------------------------------------
         Total annual operating expenses           0.17
-------------------------------------------------------
MINUS:   Expense Reimbursement                     0.02
-------------------------------------------------------
         Net expenses****                          0.15
--------------------------------------------------------------

   *The table includes costs paid by the Portfolio and its share of master portfolio costs. For more information on master-feeder funds, see "Portfolio Structure" on page 26. The figures in the table are based on last year's expenses except for "Management fees", which have been restated to show the current investment management fee since that fee was contractually lowered to 0.08% of average net assets in December 2006.


  **"Management fees" includes investment management and administration fees.


 ***The Portfolio has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Portfolio's Board of Trustees, the Portfolio may charge a maximum fee of 0.15% of average net assets.

****Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Portfolio through 3/31/2010, so that the total annual operating expenses of the Portfolio are limited to 0.15% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Portfolio has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause its annual operating expenses to exceed 0.15% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

-----------------------------------------------------------------------------
                 1 YEAR        3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------
Expenses           $15           $48              $89             $211
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Sub-Adviser, joined the Sub-Adviser in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Portfolio's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Portfolio's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Portfolio's investment manager and expenses paid directly by the Portfolio. The Manager engages the Sub-Adviser to choose the Portfolio's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 3/31/2007, the management/administration fees paid to the Manager by the Portfolio were 0.13% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in the Portfolio's semi-annual report to shareholders, dated September 30, 2006.

--------------------------------------------------------------------------------

Financial Highlights



YEAR ENDED MARCH 31,                                                   2005(1)              2006            2007
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                               1.0000              1.0000          1.0000
PLUS:             Income from investment operations
                  Net investment income                                0.0062              0.0366          0.0512
                  Net gains/losses -- realized                         0.0000             (0.0000)        (0.0000)
                  Subtotal: income from investment operations          0.0062              0.0366          0.0512
MINUS:            Distributions to shareholders
                  Income dividends                                     0.0062              0.0366          0.0512
                  Capital gain distributions                               --                  --              --
                  Subtotal: distributions to shareholders              0.0062              0.0366          0.0512
EQUALS:           Share price (NAV) at end of period                   1.0000              1.0000          1.0000


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                   0.15(2)             0.15            0.15
GROSS EXPENSES(3)                                                        0.23(2)             0.22            0.18
EXPENSES(4)                                                              0.15(2)             0.15            0.15
NET INVESTMENT INCOME -- ACTUAL                                          2.41(2)             3.76            5.13

OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                      0.62(6)           3.72            5.24

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                    575.6             1,544.7         1,660.0
------------------------------------------------------------------------------------------------------------------------

     The figures above have been audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).


(1)  Period from 12/27/2004 (beginning of operations) to 3/31/2005.

(2)  Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.


(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.

--------------------------------------------------------------------------------


CASH MANAGEMENT TREASURY PORTFOLIO
(FORMERLY, LEHMAN BROTHERS U.S. TREASURY FUND)

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.


STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS


Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the Portfolio does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)


Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

--------------------------------------------------------------------------------

PERFORMANCE


When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Portfolio assets. The expense example can help you compare costs among funds.


FEE TABLE

-------------------------------------------------------------------
SHAREHOLDER FEES                                          NONE

ANNUAL PORTFOLIO OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

         Management fees**                                0.13
         Distribution (12b-1) fees***                     None
         Other expenses****                               1.28
--------------------------------------------------------------
         Total annual operating expenses                  1.41
--------------------------------------------------------------
MINUS:   Expense Reimbursement                            1.26
--------------------------------------------------------------
         Net expenses*****                                0.15
-------------------------------------------------------------------


    *The table includes costs paid by the Portfolio and its share of master portfolio costs. For more information on master-feeder funds, see "Portfolio Structure" on page 26.


   **"Management fees" includes investment management and administration fees.


  ***The Portfolio has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Portfolio's Board of Trustees, the Portfolio may charge a maximum fee of 0.15% of average net assets.


 ****Other expenses are based on estimated amounts for the current fiscal year.


*****Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Portfolio through 3/31/2010, so that the total annual operating expenses of the Portfolio are limited to 0.15% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Portfolio has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause its annual operating expenses to exceed 0.15% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

------------------------------------------
                 1 Year          3 Years
----------------------------------------
Expenses          $15             $48
------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Sub-Adviser, joined the Sub-Adviser in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Portfolio's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Portfolio's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Portfolio's investment manager and expenses paid directly by the Portfolio. The Manager engages the Sub-Adviser to choose the Portfolio's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. The Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Portfolio's shareholders.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Portfolio had not yet commenced operations and had no financial highlights to report.

--------------------------------------------------------------------------------

YOUR INVESTMENT

ELIGIBLE ACCOUNTS


The Portfolios offer their shares for purchase by investors directly and through investment providers. The Portfolios' shares are also available as cash sweep vehicles for certain institutional investors. The Portfolios have a minimum initial investment of $50 million. This minimum initial investment will only apply to new investors. Investors who owned shares of a Portfolio prior to July 29, 2007 will be grandfathered and will remain subject to a $10 million minimum.

The shares of each of the Portfolios described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Portfolios described in this prospectus and by Neuberger Berman Management Inc.
(NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers or from another investment provider. This includes information on how to buy and sell shares of the Portfolios, investor services, and additional policies.


In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES


The Portfolios offer their shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Lehman Brothers or its affiliates. Portfolio shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars. Contact Lehman Brothers for more information on eligible benefit plans.

The Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the Portfolios on a daily basis. These amounts include proceeds of securities sold in your plan's account.


PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through other investment providers. All investments must be made in U.S. dollars.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Portfolios' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Portfolio investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Portfolios, dividends are first earned or accrued the day your purchase order is accepted. Investors are urged to call 888-556-9030 before effecting any large purchase.

--------------------------------------------------------------------------------


WHEN YOU SELL SHARES. If you bought your shares directly instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through other investment providers. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Portfolios' transfer agent receives your order to sell. Investors do not receive dividends earned and accrued by the Portfolios on the day they sell their shares.


In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").


If your account falls below the minimum initial investment level of $50 million, the Portfolios have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Portfolio's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Portfolios' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Portfolios reserve the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

STATEMENTS AND CONFIRMATIONS. Whenever you make an initial investment in one of the Portfolios or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through another investment provider should contact their investment provider for information regarding transaction statements. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).


WHEN YOU EXCHANGE SHARES. You can move money from one Lehman Brothers fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration


o you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved


o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.


The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

--------------------------------------------------------------------------------


PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.


The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.


There is no sales charge or commission paid for investment in Portfolio shares. The Portfolios do not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the Portfolios reserve the right to:


o  suspend the offering of shares

o  reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o  change, suspend, or revoke the exchange privilege

o  suspend the telephone order privilege


o satisfy an order to sell Portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Portfolio shares, or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Portfolio shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Portfolio shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o for the Cash Management Money Market Portfolio and Cash Management Prime Portfolio, postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o  take orders to purchase or sell Portfolio shares when the Exchange is closed.

--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICING FEES


EACH PORTFOLIO HAS ADOPTED A PLAN UNDER WHICH EACH PORTFOLIO MAY PAY A MAXIMUM OF 0.15% OF ITS AVERAGE NET ASSETS EACH YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THE PORTFOLIOS DO NOT CURRENTLY CHARGE SUCH A FEE BUT MAY DO SO UPON APPROVAL OF THE PORTFOLIO'S BOARD OF TRUSTEES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS


THE SHARES OF THE PORTFOLIOS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE PORTFOLIOS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE PORTFOLIOS DESCRIBED IN THIS PROSPECTUS. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE LEHMAN BROTHERS FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE LEHMAN BROTHERS FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

PORTFOLIO HOLDINGS POLICY


A DESCRIPTION OF THE PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES IS AVAILABLE IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES


METHOD                THINGS TO KNOW                                     INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------
WIRING MONEY          A wire for a first investment must be for          Before wiring any money,
                      at least $50 million; if your balance should       call 888-556-9030 for an order
                      fall below this amount, we reserve the             confirmation
                      right to request that you bring your
                      balance back up to the minimum. If you             Have your financial institution send your
                      have not done so within 60 days, we may            wire to State Street Bank and Trust
                      close your account and send you the                Company
                      proceeds by wire
                                                                         Include your name, the Portfolio name,
                                                                         your account number and other
                                                                         information as requested
------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM       An exchange for a first investment must            Call 888-556-9030 to place your order
ANOTHER FUND          be for at least $50 million

                      Both accounts involved must be registered in the same name, address and tax ID number

                      An exchange order cannot be cancelled or
                      changed once it has been placed
------------------------------------------------------------------------------------------------------------------
BY TELEPHONE          We do not accept phone orders for a first          Call 888-556-9030 to notify us of your
                      investment                                         purchase

                      Additional shares will be purchased upon           Immediately follow up with a wire
                      receipt of your money by our transfer
                      agent

                      Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selling Shares


METHOD                     THINGS TO KNOW                                      INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER        We will wire the proceeds to the bank               Send us a letter requesting us to sell
                           account designated on your application              shares signed by all registered owners;
                                                                               include your name, account number, the
                           You may need a Medallion signature                  Portfolio name, the dollar amount or
                           guarantee                                           number of shares you want to sell, and
                                                                               any other instructions
                           Please also supply us with your e-mail
                           address and daytime telephone number                If regular first-class mail, send to:
                           when you write to us in the event we need           Lehman Brothers Funds
                           to reach you                                        Boston Service Center
                                                                               P.O. Box 8403
                                                                               Boston, MA 02266-8403

                                                                               If express delivery, registered mail, or
                                                                               certified mail, send to:
                                                                               Lehman Brothers Funds
                                                                               c/o State Street Bank and Trust Company
                                                                               66 Brooks Drive
                                                                               Braintree, MA 02184-3839
--------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX           For amounts of up to $2 million                     Write a request to sell shares as described
                                                                               above
                           Not available if you have changed the
                           address on the account in the past 15 days          Call 888-556-9030 to obtain the
                                                                               appropriate fax number
--------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER      All phone orders to sell shares must be for         Call 888-556-9030 to place your order
                           at least $1,000 unless you are closing out          Give your name, account number, the
                           an account                                          Portfolio name, the dollar amount or
                                                                               number of shares you want to sell, and
                           Not available if you have declined the              any other instructions
                           phone option

                           Not available if you have changed the
                           address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO            Both accounts must be registered in the             Call 888-556-9030 to place your order
ANOTHER FUND               same name, address and tax ID number

                           An exchange order cannot be cancelled or
                           changed once it has been placed
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE PRICES


Because shares of each Portfolio do not have sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Portfolios are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Portfolios may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Portfolio may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Portfolio would post a notice on www.lehmanam.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). Each Portfolio calculates its share price as of 5:00 p.m., Eastern time.

Portfolio investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Shares sold will not accrue dividends on the day of the sale.

In addition, for the Portfolios to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Each Portfolio will accept buy and sell orders until 5:00 p.m., Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. It is possible that a Portfolio's share price could change on days when you are unable to buy or sell shares. The Portfolios intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.


SHARE PRICE CALCULATIONS


THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD.

--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

Dividends are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding December 31st. Distributions of net investment income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, a portion of the income dividends from each Portfolio is free from state and local income taxes.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.


TAXES AND YOU


FOR NON-RETIREMENT PLAN ACCOUNT HOLDERS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET.


MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.


PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master portfolio in which it invests.


For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.

--------------------------------------------------------------------------------


LEHMAN BROTHERS ASSET MANAGEMENT


LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

o  No load
o  No sales charges


If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance during its last fiscal year
o  Portfolio performance data and financial statements
o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.





SEC file number 811-21648

E0473 07/07 DSTO 48814

-------------------------------------------------------------------------
          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED: July 29, 2007


                     CASH MANAGEMENT MONEY MARKET PORTFOLIO
                         CASH MANAGEMENT PRIME PORTFOLIO
                       CASH MANAGEMENT TREASURY PORTFOLIO

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700
-------------------------------------------------------------------------

     Cash Management MONEY MARKET Portfolio (formerly, Lehman Brothers Institutional Liquidity Fund), Cash Management PRIME Portfolio (formerly, Lehman Brothers Prime Money Fund) and Cash Management TREASURY Portfolio (formerly, Lehman Brothers U.S. Treasury Fund) (each a "Portfolio") are mutual funds that offer shares pursuant to a Prospectus dated July 29, 2007. Cash Management MONEY MARKET Portfolio, Cash Management PRIME Portfolio, and Cash Management TREASURY Portfolio each invests all of its net investable assets in MONEY MARKET Master Series (formerly, Institutional Liquidity Portfolio), PRIME Master Series (formerly, Prime Portfolio) and TREASURY Master Series (formerly, U.S. Treasury Portfolio) (each a "Master Series"), respectively, each a series of Institutional Liquidity Trust.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectus.

     The Portfolios' Prospectus provides more information about the Portfolios that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

     "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2007 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................1

     Investment Policies and Limitations.......................................1

     Cash Management and Temporary Defensive Positions (All Master Series).....6

     Additional Investment Information.........................................6

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................25

     Yield Calculations.......................................................25

TRUSTEES AND OFFICERS.........................................................25

     Information about the Officers of the Trust..............................33

     Ownership of Securities..................................................41

     Independent Portfolio Trustees Ownership of Securities...................42

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................42

     Investment Manager and Administrator.....................................42

     Management and Administration Fees.......................................44

     Contractual Fee Cap......................................................45

     Sub-Adviser..............................................................46

     Investment Companies Managed.............................................46

     Codes of Ethics..........................................................47

     Management and Control of NB Management and Lehman Brothers Asset
     Management...............................................................47

DISTRIBUTION ARRANGEMENTS.....................................................48

     Distributor..............................................................48

ADDITIONAL PURCHASE INFORMATION...............................................51

     Share Prices and Net Asset Value.........................................51

     Financial Intermediaries.................................................51

VALUATION OF PORTFOLIO SECURITIES.............................................52

ADDITIONAL EXCHANGE INFORMATION...............................................52

ADDITIONAL REDEMPTION INFORMATION.............................................52

     Suspension of Redemptions................................................52

     Redemptions in Kind......................................................53

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................53

ADDITIONAL TAX INFORMATION....................................................54

     Taxation of the Portfolios...............................................54

     Taxation of the Master Series............................................55

     Taxation of the Portfolios' Shareholders.................................56

PORTFOLIO TRANSACTIONS........................................................56

     Portfolio Holdings Disclosure Policy.....................................58

     Portfolio Holdings Disclosure Procedures.................................59

     Portfolio Holdings Approved Recipients...................................60

     Expense Offset Arrangement...............................................61

     Proxy Voting.............................................................61

REPORTS TO SHAREHOLDERS.......................................................62

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................62

     The Portfolios...........................................................62

     The Master Series........................................................63

CUSTODIAN AND TRANSFER AGENT..................................................65

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................65

LEGAL COUNSEL.................................................................65

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................66

REGISTRATION STATEMENT........................................................68

FINANCIAL STATEMENTS..........................................................68

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

     Each Portfolio is a separate operating series of Lehman Brothers Institutional Liquidity Cash Management Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of a Portfolio. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio that invests therein. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of each Portfolio and Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Portfolio and Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Portfolio Trustees") or of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of a Portfolio or Master Series may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Master Series represented at a meeting at which more than 50% of the outstanding Portfolio or Master Series shares are represented, or

     (2) a majority of the outstanding shares of the Portfolio or Master Series.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, a Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

     Each Portfolio has the following fundamental investment policy, to enable it to invest in a Master Series:

          Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

     A Portfolio's policy on "Investments in Any One Issuer" does not limit a Portfolio's ability to invest up to 100% of its total assets in a Master Series with the same investment objectives, policies and limitations as the Portfolio.

     All  other  fundamental   investment   policies  and  limitations  and  the
non-fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Portfolio.

     A Master  Series  determines  the  "issuer" of a municipal  obligation  for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to Money Market Master Series and Prime Master Series:

          1.  BORROWING.  No Master Series may borrow money,  except that it may
     (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

          2. COMMODITIES. No Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit a Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

          3. DIVERSIFICATION. No Master Series may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

          4. INDUSTRY CONCENTRATION. No Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Master Series normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

          5. LENDING. No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. No Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

          8. UNDERWRITING. No Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     The following investment policies and limitations are fundamental and apply to Treasury Master Series:

          1. BORROWING. The Master Series may not borrow money, except that the Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

          2. COMMODITIES AND REAL ESTATE. The Master Series may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association.

          3. LENDING. The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

          4. INDUSTRY CONCENTRATION. The Master Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

          5. DIVERSIFICATION. The Master Series may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Master Series is subject to the diversification requirements under Rule 2a-7.)

          6.  SENIOR  SECURITIES.   The  Master  Series  may  not  issue  senior
     securities, except as permitted under the 1940 Act.

          7. UNDERWRITING. The Master Series may not underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended.

          8. SHORT SALES AND PUTS,  CALLS,  STRADDLES,  OR  SPREADS.  The Master
     Series may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

     Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

     The following investment policies and limitations are non-fundamental and apply to Money Market Master Series and Prime Master Series:

          1. INVESTMENTS IN ANY ONE ISSUER. No Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

          2. ILLIQUID SECURITIES. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

          3. BORROWING. No Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

          4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Master Series may make any loans other than securities loans.

          5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

         The following investment policies and limitations are non-fundamental and apply to TREASURY Master Series:

          1. BORROWING AND SECURITIES LENDING. The Master Series will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

          2. ILLIQUID SECURITIES. The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

          3. INVESTMENTS IN ANY ONE ISSUER. The Master Series may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

          4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Master Series may not make any loans other than securities loans.

          5. MARGIN TRANSACTIONS. The Master Series may not purchase securities on margin from brokers or other lenders, except that the Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions (All Master Series)
---------------------------------------------------------------------

     For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

     In reliance on an SEC exemptive rule, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Master Series from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Additional Investment Information
---------------------------------

     Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the Portfolios' Prospectus. A Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Master Series.

     FINANCIAL SERVICES OBLIGATIONS. (MONEY MARKET Master Series and PRIME Master Series) Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Money Market Master Series and Prime Master Series normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

POLICIES AND LIMITATIONS. Money Market Master Series and Prime Master Series normally each will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. PRIME Master Series does not invest in foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

     RISKS OF FIXED INCOME SECURITIES. (ALL MASTER SERIES) Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk").

     CALL RISK. When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. Each Master Series may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Portfolios' prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Master Series may rely on the ratings of any NRSRO, a Master Series mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which a Master Series may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Master Series. In such a case,

Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     MATURITY. Each Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Money Market Master Series is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Prime Master Series and Treasury Master Series each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     U.S. GOVERNMENT AND AGENCY SECURITIES. (ALL MASTER SERIES) "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     Each Master Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.

     POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series each may invest 25% or more of its total assets in U.S. Government and Agency Securities.

     TREASURY Master Series invests all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities. Neither Treasury Master Series nor its corresponding Master Series will change this strategy without providing shareholders at least 60 days' advance notice.

     ILLIQUID SECURITIES. (ALL MASTER SERIES) Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Master Series may be subject to legal restrictions which could be costly to the Master Series.

     POLICIES AND LIMITATIONS. Each Master Series may invest up to 10% of its net assets in illiquid securities. PRIME Master Series may not invest in illiquid securities that are foreign debt securities, except to the extent that certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks would be deemed illiquid securities.

     REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

     A Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

     SECURITIES LOANS. (ALL MASTER SERIES) Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, is continuously maintained by the borrower with a Master Series. A Master Series may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. A Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, which will also be marked to market daily.

     For all Master Series, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions.

     Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. (ALL MASTER SERIES) Each Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. (ALL MASTER SERIES) These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date ordinarily within two months, although a Master Series may agree to a longer settlement period. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Master Series to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. A Master Series may realize capital gains or losses in connection with these transactions.

     When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its books as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' and Portfolio's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Master Series. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 5:00 p.m. Eastern time.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian, or designate on its books as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Master Series' obligations under the agreement. A Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     BANKING AND SAVINGS INSTITUTION SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     POLICIES AND LIMITATIONS. PRIME Master Series may not invest in banking and savings institution securities that are foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. (ALL MASTER SERIES) Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     POLICIES AND LIMITATIONS. Each Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, a Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Master Series is permitted to treat certain Adjustable

Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     FUNDING AGREEMENTS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

     POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Master Series may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

     EXTENDIBLE SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

     LOAN PARTICIPATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Master Series may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Master Series to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Master Series may be subject to delays, expenses and risks that are greater than if the Master Series had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Master Series may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Master Series may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Master Series are generally regarded as illiquid.

     MONEY MARKET FUNDS. (ALL MASTER SERIES) Each Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

     Otherwise, a Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

     ASSET-BACKED SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Master Series may invest are subject to the Master Series' overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity and duration standards.

     PRIME Master Series may not invest in foreign debt securities, except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

     MUNICIPAL OBLIGATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by any Master Series. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invest (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series may each invest in municipal obligations that otherwise meet its criteria for quality and maturity.

     Except as otherwise provided in the Prospectuses for the Master Series and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.

     The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Master Series' investment portfolio.

     POLICIES AND LIMITATIONS. Each Master Series will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations subject to a standby commitment will be exempt from federal income tax.

     Each Master Series will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES. The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. A Master Series will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations in which it holds the participation interest will be exempt from federal income tax.

     MORTGAGE-BACKED SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of HUD. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back

CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Master Series may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Master Series' quality standards. Lehman Brothers Asset Management will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. A Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. A Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

     ZERO COUPON SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities (including municipal obligations) must be taken into account for tax purposes ratably by each Master Series prior to the receipt of any actual payments.

     Because each Portfolio must distribute to its shareholders substantially all of its taxable and tax-exempt net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements. See "Additional Tax Information - Taxation of the Portfolios."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     LEVERAGE (ALL MASTER SERIES). A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     However, as an operating policy, a Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

     Each Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

     TERRORISM RISKS. (ALL MASTER SERIES) Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

                           CERTAIN RISK CONSIDERATIONS

     A Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Master Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

     Each Portfolio's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Portfolio will vary. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield Calculations
------------------

     Each of the Portfolios may advertise its "current yield" and "effective yield" in the financial press and other publications. A Portfolio's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of the Portfolios is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                     365/7
          Effective Yield = [(Base Period Return + 1)     ] - 1.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Portfolio Trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT PORTFOLIO TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)        Trustee since       Consultant; formerly, Chairman,                61         Independent Trustee
                            2004            CDC Investment Advisers                                   or Director of three
                                            (registered investment adviser),                          series of
                                            1993 to January 1999; formerly,                           Oppenheimer Funds:
                                            President and Chief Executive                             Limited Term New
                                            Officer, AMA Investment                                   York Municipal
                                            Advisors, an affiliate of the                             Fund, Rochester
                                            American Medical Association                              Fund Municipals,
                                                                                                      and Oppenheimer
                                                                                                      Convertible
                                                                                                      Securities Fund since
                                                                                                      1992.
------------------------------------------------------------------------------------------------------------------------------

Faith Colish (71)       Trustee since       Counsel, Carter Ledyard &                      61         Formerly, Director
                           2004             Milburn LLP (law firm) since                              (1997 to 2003) and
                                            October 2002; formerly,                                   Advisory Director
                                            Attorney-at-Law and President,                            (2003 to 2006), ABA
                                            Faith Colish, A Professional                              Retirement Funds
                                            Corporation, 1980 to 2002.                                (formerly, American
                                                                                                      Bar Retirement
                                                                                                      Association) (not-
                                                                                                      for-profit
                                                                                                      membership
                                                                                                      corporation).
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------

Martha C. Goss          Trustee since       President, Woodhill Enterprises                61         Director, Ocwen
(58)                        2007            Inc./Chase Hollow Associates                              Financial
                                            LLC (personal investment                                  Corporation
                                            vehicle), since 2006; Chief                               (mortgage servicing),
                                            Operating and Financial Officer,                          since 2005; Director
                                            Hopewell Holdings LLC/                                    American Water
                                            Amwell Holdings, LLC (a                                   (water utility), since
                                            holding company for a healthcare                          2003; Director,
                                            reinsurance company start-up),                            Channel Reinsurance
                                            since 2003; formerly, Consultant,                         (financial guaranty
                                            Resources Connection                                      reinsurance), since
                                            (temporary staffing), 2002 to                             2006; Advisory
                                            2006                                                      Board Member,
                                                                                                      Attensity (software
                                                                                                      developer), since
                                                                                                      2005; Dierctor,
                                                                                                      Allianz Life of New
                                                                                                      York (not for profit
                                                                                                      association), since
                                                                                                      2003; Trustee
                                                                                                      Emerita, Brown
                                                                                                      University, since
                                                                                                      1998.
------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey          Trustee since       President, C.A. Harvey                         61         Formerly, President
(69)                        2004             Associates since October 2001;                            Board of Associates
                                            formerly, Dierctor, AARP, 1978                            to The National
                                            to December 2001                                          Rehabilitation
                                                                                                      Hospital's Board of
                                                                                                      Directors, 2001 to
                                                                                                      2002; formerly,
                                                                                                      Member, Individual
                                                                                                      Investors Advisory
                                                                                                      Committee to the
                                                                                                      New York Stock
                                                                                                      Exchange Board of
                                                                                                      Directors, 1998 to
                                                                                                      June 2002.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------

Robert A. Kavesh        Trustee since       Marcus Nadler Professor Emeritus               61         Formerly, Director, The
(79)                        2004            of Finance and Economics, New York                        Caring Community (not-
                                            University Stern School of                                for-profit), 1997 to
                                            Business; formerly Executive                              2006; formerly,
                                            Secretary-Treasurer, American                             Director, DEL
                                            Finance Association, 1961 to                              Laboratories, Inc.
                                            1979.                                                     (cosmetics and
                                                                                                      pharmaceuticals),
                                                                                                      1978 to 2004;
                                                                                                      formerly, Director,
                                                                                                      Apple Bank for
                                                                                                      Savings, 1979 to
                                                                                                      1990; formerly,
                                                                                                      Director, Western
                                                                                                      Pacific Industries,
                                                                                                      Inc., 1972 to 1986
                                                                                                      (public company).
------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter      Trustee since       Dean, School of Business,                       61        Trustee, Northwestern
(47)                        2007            University of Wisconsin -                                 Mutual Series Fund,
                                            Madison; formerly, Professor of                           Inc. since February
                                            International Economics and                               2007; Director,
                                            Associate Dean, Amos Tuck                                 Wausau Paper since
                                            School of Business - Dartmouth                            2005; Director, Great
                                            College, 1998 to 2002.                                    Wolf Resorts since
                                                                                                      2004.
------------------------------------------------------------------------------------------------------------------------------

Howard A. Mileaf        Trustee since       Retired; formerly, Vice                        61         Director, Webfinancial
(70)                         2004           President and General Counsel,                            Corporation (holding
                                            WHX Corporation (holding                                  company) since December
                                            company), 1993 to 2001.                                   2002; formerly,
                                                                                                      Director WHX
                                                                                                      Corporation (holding
                                                                                                       company), January
                                                                                                      2002 to June 2005;
                                                                                                      formerly, Director,
                                                                                                      State Theatre of New
                                                                                                      Jersey (not-for-profit
                                                                                                      theater), 2000 to
                                                                                                      2005.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------
George W. Morriss       Trustee since       Formerly, Executive Vice                       61         Manager, Old Mutual 2100
(59)                         2007           President and Chief Financial                             fund complex (consisting
                                            Officer, People's Bank (a                                 of six funds) since
                                            financial services company),                              October 2006 for four funds
                                            1991 to 2001.                                             and since February 2007
                                                                                                      for two funds.
------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien       Trustee since       Formerly, Member, Investment Policy            61         Director, Legg Mason,
(78)                         2004           Committee, Edward Jones, 1993 to 2001;                    Inc. (financial services
                                            President, Securities Industry Association                holding company) since
                                            ("SIA") (securities industry's                            1993; formerly,
                                            representative in government relations and                Director, Boston
                                            regulatory matters at the federal and state               Financial Group (real
                                            levels),  1974 to 1992; Adviser to SIA,                   estate and tax
                                            November 1992 to November 1993.                           shelters), 1993 to 1999.
------------------------------------------------------------------------------------------------------------------------------
William E. Rulon        Trustee since       Retired; formerly, Senior Vice                 61         Formerly, Director, Pro-
(74)                         2004           President, Foodmaker, Inc. (operator                      Kids Golf and Learning
                                            and franchiser of restaurants) until                      Academy (teach golf and
                                            January 1997                                              computer usage to "at
                                                                                                      risk" children), 1998 to
                                                                                                      2006; formerly,
                                                                                                      Director, Prandium, Inc.
                                                                                                      (restaurants), March
                                                                                                      2001 to  July 2002.
------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan       Trustee since       Founding General Partner, Oxford               61         None.
(75)                         2004           Partners and Oxford Bioscience
                                            Partners (venture capital investing)
                                            and President, Oxford
                                            Venture Corporation since 1981.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip             Trustee since       General Partner, Seip Investments              61         Director, H&R Block,
(57)                     2004; Lead         LP (a private investment                                  Inc. (financial
                         Independent        partnership); formerly, President                         services company) since
                           Trustee          and CEO, Westaff, Inc. (temporary                         May 2001; Chairman,
                          beginning         staffing), May 2001 to January 2002;                      Compensation Committee,
                            2006            formerly, Senior Executive at the                         H&R Block, Inc. since
                                            Charles Schwab Corporation, 1983 to                       2006; Director, America
                                            1998, including Chief Executive                           One Foundation since
                                            Officer, Charles Schwab Investment                        1998; formerly,
                                            Management, Inc. and Trustee,                             Chairman, Governance and
                                            Schwab Family of Funds and Schwab                         Nominating Committee,
                                            Investments, 1997 to 1998, and                            H&R Block, Inc., 2004 to
                                            Executive Vice Persident-Retail                           2006; formerly, Director,
                                            Brokerage, Charles Schwab & Co.,                          Forward Management, Inc.(asset
                                            Inc., 1994 to 1997.                                       management company),
                                                                                                      1999 to 2006; formerly
                                                                                                      Director, E-Bay
                                                                                                      Zoological Society,
                                                                                                      1999 to 2003; formerly,
                                                                                                      Director, General
                                                                                                      Magic (voice recognition
                                                                                                      software), 2001 to
                                                                                                      2002; formerly,
                                                                                                      Director, E-Finance
                                                                                                      Corporation (credit
                                                                                                      decisioning services),
                                                                                                      1999 to 2003; formerly,
                                                                                                      Director, Save-Daily.com
                                                                                                      (micro investing
                                                                                                      services), 1999 to
                                                                                                      2003.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight     Trustee since       Private investor and consultant          61               Director, Montpelier Re
(59)                         2004           specializing in the insurance                             (reinsurance company)
                                            industry; formerly, Advisory                              since 2006; Director,
                                            Director, Securitas Capital LLC                           National Atlantic
                                            (a global private equity investment                       Holdings Corporation
                                            firm dedicated to making investments                      (property and casualty
                                            in the insurance sector), 1998 to                         insurance company) since
                                            December 2003.                                            2004; Director, The
                                                                                                      Proformance Insurance
                                                                                                      Company (property and
                                                                                                      casualty insurance
                                                                                                      company) since March
                                                                                                      2004; formerly,
                                                                                                      Director, Providence
                                                                                                      Washington Insurance
                                                                                                      Company (property and
                                                                                                      casualty insurance
                                                                                                      company), December
                                                                                                      1998 to March 2006;
                                                                                                      formerly, Director,
                                                                                                      Summit Global Partners
                                                                                                      (insurance brokerage
                                                                                                      firm), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp          Trustee since       Retired; formerly, Regional Manager      61               None.
(62)                         2004           for Mid-Southern  Region, Ford Motor
                                            Credit Company since September 1997;
                                            formerly, President, Ford Life
                                            Insurance Company, April 1995 to
                                            August 1997.

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      ---------
                                                                                     Funds in Fund
                                                                                     -------------
                                                                                       Complex          Other Directorships
                                                                                       -------          -------------------
                       Position and                                                   Overseen by        Held Outside Fund
                       ------------                                                   -----------        -----------------
Name, Age, and          Length of                                                      Portfolio          Complex by
--------------          ---------                                                      ---------          ----------
Address (1)            Time Served (2)         Principal Occupation(s) (3)            Trustee (4)        Portfolio Trustee
-----------            ---------------         ---------------------------            -----------        -----------------
------------------------------------------------------------------------------------------------------------------------------

                                           PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*         President and       Executive Vice President and Chief             61         Director, Dale Carnegie
(66)                    Trustee since       Investment Officer, Neuberger Berman                      and Associates, Inc.
                             2004           Inc.(holding company) since 2002 and                      (private company) since
                                            2003, respectively; Managing Director                     1998; Director,
                                            and Chief Investment Officer,                             Solbright, Inc. (private
                                            Neuberger Berman, since December                          company) since 1998.
                                            2005 and 2003, respectively;
                                            formerly, Executive Vice President,
                                            Neuberger Berman, December 2002
                                            to 2005; Director and Chairman, NB
                                            Management since December 2002;
                                            formerly, Executive Vice President,
                                            Citigroup Investments, Inc.,
                                            September 1995 to February 2002;
                                            formerly, Executive Vice President,
                                            Citigroup Inc., September
                                            1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*        Chairman of        Executive Vice President, Neuberger            61         Director and Vice
(48)                      the Board,        Berman Inc. (holding company) since                       President, Neuberger &
                            Chief           1999; Head of Neuberger Berman                            Berman Agency, Inc.
                          Executive         Inc.'s Mutual Funds Business (since                       since 2000; formerly,
                         Officer and        1999) and Institutional Business                          Director, Neuberger
                        Trustee since       (1999 to October 2005); responsible                       Berman Inc. (holding
                            2004            for Managed Accounts Business and                         company), October 1999
                                            intermediary distribution since                           to March 2003; Trustee,
                                            October 1999; President and                               Frost Valley YMCA;
                                            Director, NB Management since 1999;                       Trustee, College of
                                            Managing Director, Neuberger Berman                       Wooster.
                                            since 2005; formerly, Executive Vice
                                            President, Neuberger Berman, 1999 to
                                            December 2005; formerly, Principal,
                                            Neuberger Berman, 1997 to 1999;
                                            formerly, Senior Vice President,
                                            NB Management, 1996 to 1999.
------------------------------------------------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Portfolio Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Portfolio Trustee may resign by delivering a written resignation; (b) any Portfolio Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Portfolio Trustees; (c) any Portfolio Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Portfolio Trustees; and (d) any Portfolio Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Portfolio Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management.

Information about the Officers of the Trust
-------------------------------------------


                                   POSITION AND LENGTH OF
                                   ----------------------
Name, Age, and Address (1)            Time Served (2)                             Principal Occupation(s) (3)
--------------------------            ---------------                             ---------------------------
Andrew B. Allard (46)            Anti-Money Laundering           Senior Vice President, Neuberger Berman since 2006; Deputy
                                 Compliance Officer since        General Counsel, Neuberger Berman since 2004; formerly,
                                           2004                  Vice President, Neuberger Berman, 2000 to 2005; formerly,
                                                                 Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                                 Anti-Money Laundering Compliance Officer, seventeen
                                                                 registered investment companies for which NB Management
                                                                 acts as investment manager and administrator (seven since
                                                                 2002, three since 2003, four since 2004, one since 2005
                                                                 and two since 2006).

Michael J. Bradler (37)          Assistant Treasurer             Vice President, Neuberger Berman since 2006; Employee, NB
                                 since 2005                      Management since 1997; Assistant Treasurer, seventeen
                                                                 registered investment companies for which NB Management
                                                                 acts as investment manager and administrator (fifteen since
                                                                 2005 and two since 2006).

                                   POSITION AND LENGTH OF
                                   ----------------------
Name, Age, and Address (1)            Time Served (2)                             Principal Occupation(s) (3)
--------------------------            ---------------                             ---------------------------
Claudia A. Brandon (50)          Secretary since 2004            Senior Vice President, Neuberger Berman since 2007; Vice
                                                                 President-Mutual Fund Board Relations, NB Management since
                                                                 2000 and Assistant Secretary since 2004; formerly, Vice
                                                                 President, Neuberger Berman, 2002 to 2006 and Employee
                                                                 since 1999; Secretary, seventeen registered investment
                                                                 companies for which NB Management acts as investment
                                                                 manager and administrator (three since 1985, four since
                                                                 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)                Vice President since 2004       Managing Director, Neuberger Berman since 2007; formerly,
                                                                 Senior Vice President, Neuberger Berman, 2003 to 2006;
                                                                 formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                 Senior Vice President, NB Management since 2000; Vice
                                                                 President, seventeen registered investment companies for
                                                                 which NB Management acts as investment manager and
                                                                 administrator (three since 2000, four since 2002, three
                                                                 since 2003, four since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (53)            Vice President since 2004       Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                 President, NB Management since 2000; Vice President,
                                                                 seventeen registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

                                   POSITION AND LENGTH OF
                                   ----------------------
Name, Age, and Address (1)            Time Served (2)                             Principal Occupation(s) (3)
--------------------------            ---------------                             ---------------------------
Maxine L. Gerson (56)            Chief Legal Officer since       Senior Vice President, Neuberger Berman since 2002; Deputy
                                 2005 (only for purposes of      General Counsel and Assistant Secretary, Neuberger Berman
                                 sections 307 and 406 of the     since 2001; Secretary and General Counsel, NB Management
                                 Sarbanes-Oxley Act of 2002      since 2004; Chief Legal Officer (only for purposes of
                                                                 sections 307 and 406 of the Sarbanes-Oxley Act of 2002),
                                                                 seventeen registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (fifteen since 2005 and two since 2006).

Sheila R. James (42)             Assistant Secretary since       Assistant Vice President, Neuberger Berman since 2007 and
                                 2004                            Employee since 1999; Assistant Secretary, seventeen
                                                                 registered investment companies for which NB Management
                                                                 acts as investment manager and administrator (seven since
                                                                 2002, three since 2003, four since 2004, one since 2005 two since 2006).

Kevin Lyons (52)                 Assistant Secretary since       Employee, Neuberger Berman since 1999; Assistant Secretary,
                                 2004                            seventeen registered investment companies for which NB
                                                                 Management acts as investment manager and administrator
                                                                 (ten since 2003, four since 2004, one since 2005 and two since
                                                                 2006).

John M. McGovern (37)            Treasurer and Principal         Senior Vice President, Neuberger Berman since 2007;
                                 Financial and Accounting        formerly, Vice President, Neuberger Berman, 2004 to 2006;
                                 Officer since 2005; prior       Employee, NB Management since 1993; Treasurer and Principal
                                 thereto, Assistant              Financial and Accounting Officer, seventeen registered
                                 Treasurer since 2004            investment companies for which NB Management acts as
                                                                 investment manager and administrator (fifteen since 2005
                                                                 and two since 2006); formerly, Assistant Treasurer, fifteen registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

                                   POSITION AND LENGTH OF
                                   ----------------------
Name, Age, and Address (1)            Time Served (2)                             Principal Occupation(s) (3)
--------------------------            ---------------                             ---------------------------
Frank Rosato (36)                Assistant Treasurer since       Vice President, Neuberger Berman since 2006; Employee, NB
                                 2005                            Management since 1995; Assistant Treasurer, seventeen
                                                                 registered investment companies for which NB Management
                                                                 acts as investment manager and administrator (fifteen since
                                                                 2005 and two since 2006).

Frederic B. Soule (61)           Vice President since 2004       Senior Vice President, Neuberger Berman since 2003;
                                                                 formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                 Vice President, seventeen registered investment companies for which NB Management acts as investment manager and
                                                                 administrator (three since 2000, four since 2002, three
                                                                 since 2003, four since 2004, one since 2005 and two since 2006).

Chamaine Williams (36)           Chief Compliance Officer since  Senior Vice President, Lehman Brothers Inc. since 2007;
                                 2005                            formerly, Vice President, Lehman Brothers Inc., 2003 to
                                                                 2006; Chief Compliance Officer, seventeen registered
                                                                 investment companies for which NB Management acts as
                                                                 investment manager and administrator (sixteen since 2005
                                                                 and one since 2006); Chief Compliance Officer, Lehman Brothers
                                                                 Asset Management Inc. since 2003; Chief Compliance Officer,
                                                                 Lehman Brothers Alternative Investment Management LLC since
                                                                 2003; formerly, Vice President, UBS Global Asset Management
                                                                 (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

--------------------

     (1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2)  Pursuant to the By-Laws of the Trust,  each officer  elected by the Portfolio  Trustees shall hold office until his or her successor  shall have been elected and qualified or until his or her earlier death,  inability to serve,  or  resignation.
          Officers serve at the pleasure of the Portfolio Trustees and may be removed at any time with or without cause.

     (3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Portfolio and reviews and approves the advisory and sub-advisory contracts and other principal contracts. It is the Portfolios' policy that at least three quarters of the Board of Trustees shall be comprised of Portfolio Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Portfolio Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolios' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Portfolios' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Portfolios' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Portfolios' compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Portfolios' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Portfolios' independent registered public accounting firms; and (e) to act as a liaison between the Portfolios' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met six times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Portfolio shares, of employees, officers, and trustees; and (c) the activities of the
Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Portfolio's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Portfolio and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward I. O'Brien. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Lehman Brothers Asset Management and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Portfolio Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met three times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met once.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Portfolio Trustees including as Independent Portfolio Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Portfolio Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Portfolio Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Cash Management Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2007, the Committee met twice.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Portfolio deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met three times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal year ended March 31, 2007, the Committee met twice.

     The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Portfolio Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Portfolio Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Portfolio Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Portfolio Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Portfolio Trustees. The Trust does not have any retirement plan for its trustees.

                                                        TABLE OF COMPENSATION
                                                   FOR FISCAL YEAR ENDED 03/31/07
                                                   ------------------------------


                                                                                               Total Compensation from
                                                                       Aggregate             Investment Companies in the
                                                                     Compensation                  Neuberger Berman
Name and Position with the Trust                                    from the Trust                   Fund Complex
---------------------------------                                   --------------                   ------------
INDEPENDENT PORTFOLIO TRUSTEES
John Cannon                                                             $5,390                         $107,035
Trustee
Faith Colish                                                            $5,093                         $101,251
Trustee
Martha C. Goss*                                                           N/A                            N/A
Trustee
C. Anne Harvey                                                          $4,761                         $94,016
Trustee
Robert A. Kavesh                                                        $5,093                         $101,251
Trustee
Michael M. Knetter*                                                      $568                          $12,379
Trustee
Howard A. Mileaf                                                        $5,390                         $107,035
Trustee
George W. Morriss*                                                       $568                          $12,379
Trustee
Edward I. O'Brien                                                       $5,093                         $101,251
Trustee
William E. Rulon                                                        $5,093                         $101,251
Trustee
Cornelius T. Ryan                                                       $5,583                         $110,914
Trustee
Tom D. Seip                                                             $6,365                         $126,371
Trustee
Candace L. Straight                                                     $5,093                         $101,251
Trustee
Peter P. Trapp                                                          $5,009                         $99,839
Trustee
PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                                                            $0                              $0
President and Trustee
Peter E. Sundman                                                          $0                              $0
Chairman of the Board, Chief Executive Officer and
Trustee

*Dr. Knetter and Mr. Morriss became Portfolio Trustees on February 28, 2007. Ms. Goss became a Portfolio Trustee on June 1, 2007.

     On June 30, 2007, the Portfolio Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Portfolio.

Ownership of Securities
-----------------------

     Set forth below is the dollar range of securities owned by each Portfolio Trustee as of December 31, 2006.

--------------------------------------------------------------------------------
                            Cash Management Money   Cash Management Prime
                               Market Portfolio           Portfolio
--------------------------------------------------------------------------------

John Cannon                           A                       A
--------------------------------------------------------------------------------
Faith Colish                          A                       A
--------------------------------------------------------------------------------
Martha C. Goss                        A                       A
--------------------------------------------------------------------------------
C. Anne Harvey                        A                       A
--------------------------------------------------------------------------------
Robert A. Kavesh                      A                       A
--------------------------------------------------------------------------------
Michael M. Knetter                    A                       A
--------------------------------------------------------------------------------
Howard A. Mileaf                      A                       A
--------------------------------------------------------------------------------
George W. Morriss                     A                       A
--------------------------------------------------------------------------------
Edward I. O'Brien                     A                       A
--------------------------------------------------------------------------------
William E. Rulon                      A                       A
--------------------------------------------------------------------------------
Cornelius T. Ryan                     A                       A
--------------------------------------------------------------------------------
Tom D. Seip                           A                       A
--------------------------------------------------------------------------------
Candace L. Straight                   A                       A
--------------------------------------------------------------------------------
Peter P. Trapp                        A                       A
--------------------------------------------------------------------------------
Jack L. Rivkin                        A                       A
--------------------------------------------------------------------------------
Peter E. Sundman                      A                       A
--------------------------------------------------------------------------------

A = None B =  $1-$10,000  C = $10,001 -  $50,000 D =  $50,001-$100,000  E = over
$100,000

     The following table shows the aggregate dollar range that each Portfolio Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2006.
--------------------------------------------------------------------------------
                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF PORTFOLIO TRUSTEE   PORTFOLIO TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                            E
--------------------------------------------------------------------------------
Faith Colish                                           E
--------------------------------------------------------------------------------
Martha C. Goss                                         C
--------------------------------------------------------------------------------
C. Anne Harvey                                         D
--------------------------------------------------------------------------------
Robert A. Kavesh                                       C
--------------------------------------------------------------------------------
Michael M. Knetter                                     A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF PORTFOLIO TRUSTEE   PORTFOLIO TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
--------------------------------------------------------------------------------
Howard A. Mileaf                                       E
--------------------------------------------------------------------------------
George W. Morriss                                      C
--------------------------------------------------------------------------------
Edward I. O'Brien                                      E
--------------------------------------------------------------------------------
William E. Rulon                                       E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                      C
--------------------------------------------------------------------------------
Tom D. Seip                                            E
--------------------------------------------------------------------------------
Candace L. Straight                                    E
--------------------------------------------------------------------------------
Peter P. Trapp                                         E
--------------------------------------------------------------------------------
PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                         B
--------------------------------------------------------------------------------
Peter E. Sundman                                       E
--------------------------------------------------------------------------------

     * Valuation as of December 31, 2006.

A = None B =  $1-$10,000  C = $10,001-$50,000  D =  $50,001-$100,000
E = over $100,000


Independent Portfolio Trustees Ownership of Securities
------------------------------------------------------

     No Independent Portfolio Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     Because all of the Portfolios' net investable assets are invested in their corresponding Master Series, the Portfolios do not need an investment manager. NB Management serves as the Master Series' investment manager pursuant to a management agreement with Master Trust, on behalf of the Master Series, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Master Series on December 23, 2004.

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Portfolios; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Portfolios.

     Under the Management Agreement, NB Management provides to each Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on the Master Series' average daily net assets, as described in the Prospectus.

     NB Management provides similar facilities, services, and personnel to each Portfolio pursuant to an administration agreement with the Trust, dated December 23, 2004 (the "Administration Agreement"). For such administrative services, each Portfolio pays NB Management a fee based on the Portfolio's average daily net assets, as described in the Prospectus.

     Under the Administration Agreement, NB Management also provides to each Portfolio and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Portfolio's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Portfolio's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     From time to time, NB Management or a Portfolio may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Portfolio shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in a Master Series. The Administration Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Administration Agreement is renewable from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the

Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio.

     The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees
----------------------------------

     For investment management services, each Master Series pays NB Management a fee at the annual rate of 0.08% of average daily net assets of each Master Series.

     NB Management provides administrative services to each Portfolio that include furnishing facilities and personnel for the Portfolio and performing accounting, recordkeeping, and other services. For such administrative services, each Portfolio pays NB Management at the annual rate of 0.05% of that Portfolio's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Portfolio Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Portfolio's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Portfolio under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Portfolios; see "Distribution Arrangements" below.)

     Each Portfolio accrued management and administration fees of the following amounts (before any reimbursement of the Portfolios, described below) for the fiscal periods ended March 31:

                                    Management and Administration Fees
                                    ----------------------------------
                                        Accrued for Fiscal Years
                                        ------------------------
                                             Ended March 31
                                             --------------

                                2007             2006                2005
                                ----             ----                ----
INSTITUTIONAL LIQUIDITY       $264,420         $297,887          $41,012*
PRIME MONEY                  $2,503,469       $1,346,347        $186,100**

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     Each Portfolio indirectly received management fee waivers of the following amounts for the fiscal periods ended March 31:

                                2007              2006               2005
                                ----              ----               ----
INSTITUTIONAL LIQUIDITY         $25,990           $39,754           $5,469*
PRIME MONEY                    $240,473          $179,582          $24,784**

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

Contractual Fee Cap
-------------------

     NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Portfolio expenses, as described below. With respect to any Portfolio, the appropriateness of any such undertaking is determined on a fund-by-fund basis.

     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of each Portfolio so that the total operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.15% of average daily net assets of each Portfolio. This undertaking lasts until March 31, 2010.

     For the fiscal year ended March 31, 2007, March 31, 2006 and the fiscal period ended March 31, 2005, NB Management reimbursed the Portfolios the following amounts of expenses:

                                  2007             2006                2005
                                  ----             ----                ----
INSTITUTIONAL LIQUIDITY         $64,582          $193,993          $60,865*
PRIME MONEY                        $0            $462,072          $68,720**

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     Each Portfolio has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.15% of its average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     For the fiscal year ended March 31, 2007, March 31, 2006 and the fiscal period ended March 31, 2005, the Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed the Portfolios.

                                  2007              2006               2005
                                  ----              ----               ----
INSTITUTIONAL LIQUIDITY            $0                $0                 $0
PRIME MONEY                        $0                $0                 $0

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.


Voluntary Fee Cap
-----------------

     Additionally, beginning July 2, 2007, NB Management has voluntarily undertaken to reimburse an additional 0.05% per annum of the average daily net assets of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolios.

Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to each Master Series pursuant to a sub-advisory agreement dated December 23, 2004, and an assignment and assumption agreement dated December 15, 2006 ("Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

Investment Companies Managed
----------------------------

         The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Master Series and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Master Series, in other cases it is believed that a Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The  Master  Series  are  subject  to  certain  limitations  imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Portfolios, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, Portfolio Trustees and Master Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     NB Management and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Portfolio Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. The shares of each Portfolio are offered on a no-load basis.

     In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolios' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For each Portfolio's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Portfolio, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Portfolio's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Portfolio Trustees. These lists will not be used to offer the Portfolio's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

     The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution and Service Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2007. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

     The Trust, on behalf of each Portfolio, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") which, among other things, permits the Portfolios to pay NB Management fees for its services related to the sales and distribution of shares and provide ongoing services to holders of those shares. Under the Distribution Plan, the Portfolios pay NB Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated for the Portfolios, however, upon Board approval, the Portfolios may pay up to a maximum of 0.15%. Payments with respect to a Portfolio are made only from assets attributable to that Portfolio. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to the Portfolios and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The amount of fees paid by each Portfolio during any year may be more or less than the cost of distribution and other services provided to that Portfolio and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

         The Distribution Plan requires that NB Management provide the Portfolio Trustees, for their review, a quarterly written report identifying the amounts expended by each Portfolio and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plan, the Portfolio Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Portfolios and their shareholders. To the extent the Distribution Plan allows the Portfolios to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Portfolio shares; this, in turn, may enable the Portfolios to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Distribution Plan continues for one year from the date of its execution. The Distribution Plan is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees and (2) by a vote of the majority of those Independent Portfolio Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Portfolio thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Portfolio and by the Portfolio Trustees in the manner described above. A Distribution Plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Portfolio.

     From time to time, one or more of the Portfolios may be closed to new investors. Because the Distribution Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Portfolio to continue paying a 12b-1 fee, even though the Portfolio is closed to new investors.

Revenue Sharing
---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Portfolios) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Portfolio shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Portfolios on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Portfolios; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Portfolios; explaining to clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Portfolio shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Portfolio attributable to the Financial Intermediary, the particular Portfolio or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Portfolios or of any particular share class of the Portfolios. These payment arrangements, however, will not change the price that an investor pays for Portfolio shares or the amount that a Portfolio receives to invest on behalf of an investor and will not increase Portfolio expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Portfolio.

     In addition to the compensation described above, the Portfolios and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Portfolio share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Portfolios may differ depending on the Portfolio and are designed to be equal to or less than the fees the Portfolios would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Portfolio shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Portfolios or retain shares of the Portfolios in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Portfolios with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAV for each Portfolio and its corresponding Master Series is calculated by subtracting total liabilities of that Portfolio from total assets attributable to the Portfolio (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Master Series, multiplied by the Master Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

     Each Portfolio tries to maintain a stable NAV of $1.00 per share. Each Master Series values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Master Series and each corresponding Portfolio calculates its NAV as of 5 p.m. Eastern time, on each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day").

Financial Intermediaries
------------------------

     The Portfolios have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Portfolios' behalf. A Portfolio will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Portfolios' prospectuses.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Master Series relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Portfolio to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Portfolios, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Portfolios, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION

     As  more  fully  set  forth  in  the  section  of the  Prospectus  entitled
"Shareholder Services -- Exchange Privilege," shareholders may redeem a Portfolio's shares and invest the proceeds in shares of the other Lehman
Brothers Funds described herein, provided that the minimum investment requirements of the other fund(s) are met. See the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege" for the minimum amount required for an exchange.

     The Portfolios described herein may terminate or modify their exchange privileges in the future.

     Before effecting an exchange, Portfolio shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

     There can be no assurance that any Portfolio herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Portfolio shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when the NYSE, bond market, or Federal Reserve closes early, (4) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, (5) when redemption requests are received after 3:30 p.m., Eastern time, (may postpone redemption request until the next Business Day) or (6) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (4) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

     Each Master Series and each corresponding Portfolio prices its shares as of 5 p.m., Eastern time, on each Business Day. When the Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

Redemptions in Kind
-------------------

     Each Portfolio reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Portfolio Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio distributes to its shareholders substantially all of its net investment income (after deducting its expenses), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and net capital gains). A Master Series' net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses.

     Each Master Series and each corresponding Portfolio normally calculates their net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day.

     Income dividends are declared daily at approximately 4:00 p.m. Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Portfolio shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     Each Master Series' income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

     Each Portfolio's dividends and other distributions are automatically reinvested in additional shares of the distributing Portfolio, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a

Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Portfolio shares.

     A shareholder's cash election with respect to any Portfolio remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Portfolio's mailings to a shareholder for 180 days, the Portfolio will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Portfolio shares until the shareholder requests in writing to State Street or the Portfolio that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Portfolio at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios
--------------------------

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Portfolio -- which is treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets, and
(ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Portfolio (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Portfolio's earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master series, would be deemed to own a proportionate share of the master series' assets, and to earn a proportionate share of the master series' income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well.

     Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

     See the next section for a discussion of the tax consequences to a Portfolio of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service to the effect that, among other things, each master series would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Master Series as well. As a result, no Master Series is subject to federal income tax; instead, each investor in a Master Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions and tax preference items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware or New York income or franchise tax.

     Because each Portfolio is deemed to own a proportionate share of its corresponding Master Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify as a RIC, each Master Series intends to continue to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

     Distributions to a Portfolio from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Portfolio's basis for its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Portfolio's basis for its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Portfolio invests in the Master Series, increased by the Portfolio's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Portfolio and (b) the Portfolio's share of the Master Series' losses.

     Interest a Master Series receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Portfolios' Shareholders
----------------------------------------

     The dividends and other distributions each Portfolio pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). However, Portfolio distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Portfolio's (including its share of its corresponding Master Series') "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Master Series receive give-ups or reciprocal business in connection with its securities transactions.

     During the fiscal year ended March 31, 2007, Money Market Master Series acquired securities of the following of its "regular brokers or dealers": Morgan Stanley, Credit Suisse First Boston Corp., Merrill, Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan Chase Bank, Barclays Bank Plc., Goldman Sachs & Co., Banc of America Securities, Inc., Citigroup Global Markets. At March 31, 2007, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan Stanley, $64,838,533; Credit Suisse First Boston Corp., $63,300,135; Merrill, Lynch, Pierce, Fenner & Smith, Inc., $60,011,537; J.P. Morgan Chase, $55,000,000; Barclays Bank Plc., $50,000,000;
Goldman Sachs & Co., $45,000,000; Banc of America Securities, Inc., $30,000,000.

     During the fiscal year ended March 31, 2007, Prime Master Series acquired securities of the following of its "regular brokers or dealers": Barclays Bank Plc., Credit Suisse First Boston Corp., Morgan Stanley, Goldman Sachs & Co., Banc of America Securities, Inc., Merrill, Lynch, Pierce, Fenner & Smith, Inc., Wachovia Capital Markets, Bear Stearns & Co., Inc., Royal Bank of Canada Capital Markets, Citigroup Global Markets, Inc.. At March 31, 2007, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Barclays Bank Plc., $253,335,461; Credit Suisse First Boston Corp., $124,923,556; Morgan Stanley, $120,000,000; Goldman Sachs & Co., $100,000,000;
Banc of America Securities, Inc., $77,240,798; Merrill, Lynch, Pierce, Fenner & Smith, Inc., $75,000,000; Wachovia Capital Markets, $66,123,650; Bear Stearns & Co., Inc., $45,000,000; Royal Bank of Canada Capital Markets, $40,000,000; Citigroup Global Markets, Inc., $17,002,345.

     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Master Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and

Lehman Brothers considered by a majority of the Independent Portfolio Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

     A committee of Independent Master Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Master Series and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Master Series must be reviewed and approved no less often than annually by a majority of the Independent Master Trustees.

     To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

     The Master Series prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master

Series, rating and ranking organizations, and affiliated persons of the respective Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of a Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Portfolio shareholders and that no conflict of interest exists between the shareholders and the Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Directors reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Master Series, NB Management and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes of Ethics also prohibit any person associated with the Master Series, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Master Series currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT. One or more of the Master Series may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Master Series' operations that is designated by that Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Master Series participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Master Series.

Expense Offset Arrangement
--------------------------

     Each Master Series also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2007, the impact of this arrangement was a reduction of expenses as follows for each
Portfolio:

        -------------------------------------------------------------
        PORTFOLIOS                    AMOUNT OF REDUCTION OF EXPENSES
        -------------------------------------------------------------
        Institutional Liquidity                  $4,862
        -------------------------------------------------------------
        Prime Money                             $13,131
        -------------------------------------------------------------

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the relevant Master Series, its corresponding Portfolio, and the Portfolio's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the

Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

         If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Master Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Portfolio will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Portfolios. Each Portfolio's statements show the investments owned by it and the market values thereof and provide other information about the Portfolio and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Portfolios
--------------

     Each Portfolio is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series (the Portfolios). The Portfolio Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     On December 15, 2006, Lehman Brothers Institutional Liquidity Cash Management Funds changed its name from "Lehman Brothers Institutional Liquidity Series". On December 15, 2006, each of Cash Management MONEY MARKET Portfolio, Cash Management PRIME Portfolio and Cash Management TREASURY Portfolio changed its name from Lehman Brothers Institutional Liquidity Fund, Lehman Brothers Prime Money Fund and Lehman Brothers U.S. Treasury Fund, respectively.

     DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Portfolio Trustees do not intend to hold annual meetings of shareholders of the Portfolios. The Portfolio Trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

The Master Series
-----------------

     Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

     On December 15, 2006, each of MONEY MARKET Master Series, PRIME Master Series, and TREASURY Master Series changed its name from Institutional Liquidity Portfolio, Prime Portfolio and U.S. Treasury Portfolio, respectively.

     PORTFOLIOS' INVESTMENTS IN MASTER SERIES. Each Portfolio is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Portfolio that invests in it, in turn invests in securities; the Portfolio thus acquires an indirect interest in those securities.

     Each Portfolio's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

     Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Portfolio and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Portfolio that invests in a Master Series is available from NB Management by calling 800-877-9700.

     The Portfolio Trustees believe that investment in a Master Series by other potential investors in addition to the Portfolios may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Portfolio may withdraw its entire investment from its corresponding Master Series at any time, if the Portfolio Trustees determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Portfolio Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Portfolio withdrew its investment from a Master Series, the Portfolio Trustees would consider what actions might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Portfolio's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Portfolio shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Portfolio and Master Series has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Portfolio's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Portfolio shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Cash Management Portfolios, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Cash Management MONEY MARKET Portfolio and its corresponding portfolio, Money Market Master Series, has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements. Cash Management PRIME Portfolio and Cash Management TREASURY Portfolio and their corresponding portfolios, Prime Master Series and Treasury Master Series, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit their financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of June 30, 2007, the following are all of the beneficial and record owners of more than five percent of Cash Management MONEY MARKET Portfolio and Cash Management PRIME Portfolio. Cash Management TREASURY Portfolio has not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Portfolios of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

PORTFOLIO                  NAME & ADDRESS                          PERCENT OWNED

Cash Management MONEY      Arcus Foundation                           28.93%
MARKET Portfolio           9th Floor
                           119 West 24th Street
                           New York, NY 10011-1913

                           Lehman Brothers Inc.                       27.12%
                           Client Segregated
                           7th Floor
                           70 Hudson Street
                           Jersey City, NJ 07302-6599

                           Reliance Trust Company                     23.86%
                           Attn Cash Management 400
                           1100 Abernathy Rd.
                           500 Northpark Ste 400
                           Atlanta, GA 30328-5634

                           Lehman Brothers Inc.                       10.20%
                           Client Segregated for Foreign Investment
                           7th Floor
                           70 Hudson Street
                           Jersey City, NJ 07302-4585

                           Fee Limited A Partnership                   6.29%
                           111 Broadway 20th Floor
                           New York, NY 10006-1901

Cash Management PRIME      Continental Stock Transfer                 13.63%
Portfolio                  A/T/F Oracle Healthcare
                           17 Battery Place, Floor 8
                           New York, NY 10004-1123

                           Lehman Brothers Financial Products Inc.    10.54%
                           4th Floor
                           745 7th Avenue
                           New York, NY 10019-6801

                           Arch Specialty Insurance                    5.44%
                           One Liberty Plaza
                           New York, NY 10006-1404

                           Directed Services Inc.                      5.30%
                           David Pendergrass & Dawn Peck
                           Attn: Treasury Department
                           6780 Powers Ferry Road, NW
                           Atlanta, GA 30339-2939

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Portfolios and Master Series.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Portfolios' Annual Report to shareholders for the fiscal year ended March 31, 2007:

          The audited financial statements of Cash Management MONEY MARKET Portfolio (formerly, Lehman Brothers Institutional Liquidity Fund) and Money Market Master Series (formerly, Institutional Liquidity Portfolio), notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

          The audited financial statements of Cash Management PRIME Portfolio (formerly, Lehman Brothers Prime Money Fund) and Prime Master Series (formerly, Prime Portfolio), notes thereto, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

     The following financial statements and related documents are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds' Annual Report to shareholders for the fiscal year ended March 31, 2007:

          The audited financial statements of TREASURY Master Series, notes thereto, and the report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     ------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     FITCH CORPORATE BOND RATINGS:
     ----------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

          AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

     BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     DBRS CORPORATE BOND RATINGS:
     ---------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

     AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

     A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

     BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

          B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

          CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

     D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

     HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

     S&P COMMERCIAL PAPER RATINGS:
     ----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     --------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     FITCH COMMERCIAL PAPER RATINGS:
     ------------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     DBRS COMMERCIAL PAPER RATINGS:
     -----------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

     R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

                   POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits
-------      --------

Exhibit      Description
Number

   (a)       (1)(ii)   Amended and Restated Certificate of Trust.  (Incorporated
                       by Reference  to Post  Effective  Amendment  No. 3 to the
                       Registrant's Registration statement, File Nos. 333-120167
                       and 811-21648, filed on May 30, 2007)

             (2)(i)    Amended and Restated Trust Instrument. (Filed herewith)

             (2)(ii) Amended Schedule A to the Trust Instrument. (Filed herewith)

   (b)       Amended and Restated By-Laws. (Filed herewith)

   (c)       (1)       By-Laws of Lehman Brothers  Institutional  Liquidity Cash
                       Management Funds, Articles V, VI, and VIII.  Incorporated
                       by  Reference   to  Exhibit  (b)  of  this   Registration
                       Statement

             (2) Trust Instrument of Lehman Brothers Institutional Liquidity Cash Management Funds, Amended and Restated,
                       Article V. Incorporated by Reference to Exhibit (a)(2) of this Registration Statement.

   (d)       (1)(i)    Management  Agreement  between  Institutional   Liquidity
                       Trust  and   Neuberger   Berman   Management   Inc.  ("NB
                       Management"). (Incorporated by Reference to Pre-Effective
                       Amendment   No.  1  to  the   Registrant's   Registration
                       statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

             (1)(ii) Amended Schedule A listing the current series of Institutional Liquidity Trust subject to the Management Agreement. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed December 15, 2006)

             (2)(i) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, Inc. with respect to Money Market Master Series, Prime Master Series and Treasury Master Series. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

             (2)(ii) Assignment and Assumption Agreement between NB Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management"). (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed December 15, 2006)

   (e) Distribution and Services Agreement between Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)


   (f)       Bonus, Profit Sharing Contracts. (Not applicable)

Exhibit      Description
Number

   (g) Custodian Contract Between Registrant and State Street Bank and Trust Company. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on July 29, 2005)

   (h)       (1)       Transfer Agency and Service Agreement between  Registrant
                       and State Street Bank and Trust Company. (Incorporated by
                       Reference  to  Post-Effective  Amendment  No.  2  to  the
                       Registrant's Registration statement, File Nos. 333-120167
                       and 811-21648, filed on July 28, 2006)

             (2) Administration Agreement between Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

             (3) Fee Waiver Contract with respect to Shares of Cash Management Money Market Portfolio, Cash Management Prime Portfolio and Cash Management Treasury Portfolio. (Filed herewith)

   (i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to legality of securities being registered. (Filed herewith)

   (j)       (1)       Consent  of  Ernst & Young  LLP,  Independent  Registered
                       Public Accounting Firm. (Filed herewith)

             (2)       Consent  of  Tait,   Weller  &  Baker  LLP,   Independent
                       Registered Public Accounting Firm. (Filed herewith)

   (k)       Financial Statements Omitted from Prospectus. (Not applicable)

   (l) Letter of Investment Intent. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

   (m)       (1)(i)    Plan Pursuant to Rule 12b-1 with respect to Institutional
                       Class shares of Registrant. (Incorporated by Reference to
                       Pre-Effective   Amendment  No.  1  to  the   Registrant's
                       Registration   statement,   File  Nos.   333-120167   and
                       811-21648, filed on December 23, 2004)

   (n) Plan Pursuant to Rule 18f-3 under the 1940 Act. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

   (o)       (1)       Powers  of  Attorney  for  Registrant.  (Incorporated  by
                       Reference  to  Post-Effective  Amendment  No.  3  to  the
                       Registrant's Registration statement, File Nos. 333-120167
                       and 811-21648, filed on May 30, 2007)

             (2) Powers of Attorney for Institutional Liquidity Trust. (Incorporated by Reference to Post- Effective Amendment No. 3 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on May 30, 2007)

   (p)       (1)       Code  of  Ethics  for   Registrant   and  NB  Management.
                       (Incorporated by Reference to Pre-Effective Amendment No.
                       1 to the Registrant's  Registration statement,  File Nos.
                       333-120167 and 811-21648, filed on December 23, 2004)

             (2) Code of Ethics for Lehman Brothers Asset Management. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120167 and 811-21648 filed on November 2, 2004)

Item 24.     Persons Controlled By or Under Common Control with Registrant.
-------      -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.
-------      ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between NB Management and Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

     Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management nor any director, officer or employee of Lehman Brothers Asset Management performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26.     Business and Other Connections of Investment Adviser and
-------      --------------------------------------------------------
             Sub-Adviser.
             -----------

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Ann H. Benjamin                     Portfolio   Manager,    High   Income   Bond
Vice President, NB Management       Portfolio,  a  series  of  Neuberger  Berman
                                    Advisers    Management   Trust;    Portfolio
                                    Manager,  Lehman  Brothers  High Income Bond
                                    Fund and Lehman  Brothers  Strategic  Income
                                    Fund,  each  a  series  of  Lehman  Brothers
                                    Income Funds;  Portfolio Manager,  Neuberger
                                    Berman   Income   Opportunity   Fund   Inc.;
                                    Portfolio  Manager,  Lehman  Brothers  First
                                    Trust Income Opportunity Fund.

Michael L. Bowyer                   Associate   Portfolio   Manager,   Neuberger
Vice President, NB Management       Berman  Genesis  Fund, a series of Neuberger
                                    Berman Equity Funds.

Claudia A. Brandon                  Senior Vice President, Neuberger Berman, LLC
Vice President/Mutual Fund Board since 2007; formerly, Vice President, Relations and Assistant Secretary, Neuberger Berman, LLC, 2002 to 2006 and
NB Management.                      Employee  since 1999;  Secretary,  Neuberger
                                    Berman Advisers Management Trust; Secretary,
                                    Neuberger  Berman Equity  Funds;  Secretary,
                                    Lehman  Brothers  Income  Funds;  Secretary,
                                    Neuberger  Berman  Real  Estate  Income Fund
                                    Inc.;     Secretary,     Neuberger    Berman
                                    Intermediate Municipal Fund Inc.; Secretary,
                                    Neuberger   Berman  New  York   Intermediate
                                    Municipal  Fund Inc.;  Secretary,  Neuberger
                                    Berman  California   Intermediate  Municipal
                                    Fund  Inc.;   Secretary,   Neuberger  Berman
                                    Realty   Income   Fund   Inc.;    Secretary,
                                    Neuberger  Berman  Income  Opportunity  Fund
                                    Inc.;   Secretary,   Neuberger  Berman  Real
                                    Estate    Securities   Income   Fund   Inc.;
                                    Secretary,    Neuberger    Berman   Dividend
                                    Advantage  Fund  Inc.;   Secretary,   Lehman
                                    Brothers  First  Trust  Income   Opportunity
                                    Fund;     Secretary,     Neuberger    Berman
                                    Institutional  Liquidity Series;  Secretary,
                                    Lehman Brothers Institutional Liquidity Cash
                                    Management Funds;  Secretary,  Institutional
                                    Liquidity Trust; Secretary,  Lehman Brothers
                                    Reserve Liquidity Funds;  Secretary,  Lehman
                                    Brothers Institutional Liquidity Funds.

Steven R. Brown                     Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio  Manager,  Neuberger  Berman  Real
                                    Estate Income Fund Inc.;  Portfolio Manager,
                                    Neuberger  Berman  Realty  Income Fund Inc.;
                                    Portfolio  Manager,  Neuberger Berman Income
                                    Opportunity  Fund Inc.;  Portfolio  Manager,
                                    Neuberger  Berman  Real  Estate   Securities
                                    Income   Fund   Inc.;   Portfolio   Manager,
                                    Neuberger  Berman  Dividend  Advantage  Fund
                                    Inc.;  Portfolio  Manager,  Neuberger Berman
                                    Global Real Estate Fund and Neuberger Berman
                                    Real  Estate  Fund,  a series  of  Neuberger
                                    Berman Equity Funds; Portfolio Manager, Real
                                    Estate  Portfolio,  a  series  of  Neuberger
                                    Berman Advisers Management Trust;  Portfolio
                                    Manager,  Lehman Brothers  Strategic  Income
                                    Fund,  a series  of Lehman  Brothers  Income
                                    Funds.

David H. Burshtan                   Portfolio    Manager,    Neuberger    Berman
Vice President, NB Management.      Millennium   Fund,  a  series  of  Neuberger
                                    Berman Equity Funds.

Lori B. Canell                      Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio    Manager,    Neuberger    Berman
                                    California Intermediate Municipal Fund Inc.;
                                    Portfolio    Manager,    Neuberger    Berman
                                    Intermediate  Municipal Fund Inc.; Portfolio
                                    Manager,    Neuberger    Berman   New   York
                                    Intermediate  Municipal Fund Inc.; Portfolio
                                    Manager,     Lehman    Brothers    Municipal
                                    Securities   Trust,   a  series   of  Lehman
                                    Brothers Income Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Robert Conti                        Managing  Director,  Neuberger  Berman,  LLC
Senior Vice President,              since 2007; formerly,  Senior Vice President
NB Management.                      of Neuberger Berman, LLC, 2003 to 2006; Vice
                                    President,  Neuberger Berman, LLC, from 1999
                                    to 2003;  Vice  President,  Lehman  Brothers
                                    Income  Funds;  Vice  President,   Neuberger
                                    Berman   Equity   Funds;   Vice   President,
                                    Neuberger Berman Advisers  Management Trust;
                                    Vice President, Neuberger Berman Real Estate
                                    Income Fund Inc.; Vice President,  Neuberger
                                    Berman  Intermediate  Municipal  Fund  Inc.;
                                    Vice  President,  Neuberger  Berman New York
                                    Intermediate   Municipal  Fund  Inc.;   Vice
                                    President,   Neuberger   Berman   California
                                    Intermediate   Municipal  Fund  Inc.;   Vice
                                    President,  Neuberger  Berman  Realty Income
                                    Fund Inc.; Vice President,  Neuberger Berman
                                    Income    Opportunity    Fund   Inc.;   Vice
                                    President,   Neuberger  Berman  Real  Estate
                                    Securities Income Fund Inc.; Vice President,
                                    Neuberger  Berman  Dividend  Advantage  Fund
                                    Inc.; Vice President,  Lehman Brothers First
                                    Trust   Income    Opportunity   Fund;   Vice
                                    President,  Neuberger  Berman  Institutional
                                    Liquidity  Series;  Vice  President,  Lehman
                                    Brothers   Institutional    Liquidity   Cash
                                    Management     Funds;     Vice    President,
                                    Institutional    Liquidity    Trust;    Vice
                                    President, Lehman Brothers Reserve Liquidity
                                    Funds;   Vice  President,   Lehman  Brothers
                                    Institutional Liquidity Funds.

Robert B. Corman                    Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio  Manager,  Neuberger  Berman Focus
                                    Fund,  a series of Neuberger  Berman  Equity
                                    Funds.

Robert W. D'Alelio                  Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio Manager,  Neuberger Berman Genesis
                                    Fund,  a series of Neuberger  Berman  Equity
                                    Funds.

John E. Dugenske                    Portfolio  Manager,  Balanced  Portfolio and
Vice President, NB Management.      Short Duration Bond Portfolio, each a series
                                    of  Neuberger  Berman  Advisers   Management
                                    Trust;  Portfolio Manager,  Neuberger Berman
                                    Cash Reserves,  Neuberger Berman  Government
                                    Money   Fund  and  Lehman   Brothers   Short
                                    Duration Bond Fund,  each a series of Lehman
                                    Brothers Income Funds.

Ingrid Dyott                        Vice  President,   Neuberger  Berman,   LLC;
Vice President, NB Management.      Associate   Portfolio   Manager,    Guardian
                                    Portfolio,  a  series  of  Neuberger  Berman
                                    Advisers    Management   Trust;    Portfolio
                                    Manager,  Socially Responsive  Portfolio,  a
                                    series   of   Neuberger    Berman   Advisers
                                    Management   Trust;    Associate   Portfolio
                                    Manager,  Neuberger  Berman Guardian Fund, a
                                    series of  Neuberger  Berman  Equity  Funds;
                                    Portfolio Manager, Neuberger Berman Socially
                                    Responsive   Fund,  a  series  of  Neuberger
                                    Berman Equity Funds.

Michael F. Fasciano                 Managing  Director,  Neuberger  Berman,  LLC
Vice President, NB Management.      since   March   2001;   Portfolio   Manager,
                                    Neuberger  Berman Fasciano Fund, a series of
                                    Neuberger  Berman  Equity  Funds;  Portfolio
                                    Manager, Fasciano Portfolio, a series of Neuberger Berman Advisers Management Trust.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Janet A. Fiorenza                   Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management.      Money   Fund,   Lehman   Brothers   National
                                    Municipal  Money Fund,  Lehman  Brothers New
                                    York   Municipal   Money   Fund  and  Lehman
                                    Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

William J. Furrer                   Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management.      Money   Fund,   Lehman   Brothers   National
                                    Municipal  Money Fund,  Lehman  Brothers New
                                    York   Municipal   Money   Fund  and  Lehman
                                    Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Brian J. Gaffney                    Managing  Director,  Neuberger  Berman,  LLC
Senior Vice President,              since 1999; Vice President,  Lehman Brothers
NB Management.                      Income  Funds;  Vice  President,   Neuberger
                                    Berman   Equity   Funds;   Vice   President,
                                    Neuberger Berman Advisers  Management Trust;
                                    Vice President, Neuberger Berman Real Estate
                                    Income Fund Inc.; Vice President,  Neuberger
                                    Berman  Intermediate  Municipal  Fund  Inc.;
                                    Vice  President,  Neuberger  Berman New York
                                    Intermediate   Municipal  Fund  Inc.;   Vice
                                    President,   Neuberger   Berman   California
                                    Intermediate   Municipal  Fund  Inc.;   Vice
                                    President,  Neuberger  Berman  Realty Income
                                    Fund Inc.; Vice President,  Neuberger Berman
                                    Income    Opportunity    Fund   Inc.;   Vice
                                    President,   Neuberger  Berman  Real  Estate
                                    Securities Income Fund Inc.; Vice President,
                                    Neuberger  Berman  Dividend  Advantage  Fund
                                    Inc.; Vice President,  Lehman Brothers First
                                    Trust   Income    Opportunity   Fund;   Vice
                                    President,  Neuberger  Berman  Institutional
                                    Liquidity  Series;  Vice  President,  Lehman
                                    Brothers   Institutional    Liquidity   Cash
                                    Management     Funds;     Vice    President,
                                    Institutional    Liquidity    Trust;    Vice
                                    President, Lehman Brothers Reserve Liquidity
                                    Funds;   Vice  President,   Lehman  Brothers
                                    Institutional Liquidity Funds.

Maxine L. Gerson                    Senior Vice President, Neuberger Berman, LLC
Secretary and General Counsel,      since  2002;   Deputy  General  Counsel  and
NB Management.                      Assistant  Secretary,  Neuberger Berman, LLC
                                    since  2001;  Chief  Legal  Officer,  Lehman
                                    Brothers Income Funds;  Chief Legal Officer,
                                    Neuberger  Berman Equity Funds;  Chief Legal
                                    Officer,     Neuberger    Berman    Advisers
                                    Management   Trust;   Chief  Legal  Officer,
                                    Neuberger  Berman  Real  Estate  Income Fund
                                    Inc.; Chief Legal Officer,  Neuberger Berman
                                    Intermediate   Municipal  Fund  Inc.;  Chief
                                    Legal  Officer,  Neuberger  Berman  New York
                                    Intermediate   Municipal  Fund  Inc.;  Chief
                                    Legal Officer,  Neuberger Berman  California
                                    Intermediate   Municipal  Fund  Inc.;  Chief
                                    Legal  Officer,   Neuberger   Berman  Realty
                                    Income  Fund  Inc.;   Chief  Legal  Officer,
                                    Neuberger  Berman  Income  Opportunity  Fund
                                    Inc.; Chief Legal Officer,  Neuberger Berman
                                    Real  Estate  Securities  Income  Fund Inc.;
                                    Chief  Legal   Officer,   Neuberger   Berman
                                    Dividend  Advantage  Fund Inc.;  Chief Legal
                                    Officer,  Lehman Brothers First Trust Income
                                    Opportunity   Fund;   Chief  Legal  Officer,
                                    Neuberger  Berman  Institutional   Liquidity
                                    Series; Chief Legal Officer, Lehman Brothers
                                    Institutional   Liquidity  Cash   Management
                                    Funds;  Chief Legal  Officer,  Institutional
                                    Liquidity Trust; Chief Legal Officer, Lehman
                                    Brothers  Reserve  Liquidity  Funds;   Chief
                                    Legal Officer, Lehman Brothers Institutional
                                    Liquidity Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Edward S. Grieb                     Senior   Vice   President   and   Treasurer,
Treasurer and Chief Financial       Neuberger Berman, LLC; Treasurer,  Neuberger
Officer, NB Management.             Berman Inc.

Michael J. Hanratty                 None.
Vice President, NB Management.

Milu E. Komer                       Associate  Portfolio Manager,  International
Vice President, NB Management.      Portfolio,  a  series  of  Neuberger  Berman
                                    Advisers    Management   Trust;    Associate
                                    Portfolio    Manager,    Neuberger    Berman
                                    International    Fund,    Neuberger   Berman
                                    International    Institutional    Fund   and
                                    Neuberger  Berman  International  Large  Cap
                                    Fund,  each a  series  of  Neuberger  Berman
                                    Equity Funds.

Sajjad S. Ladiwala                  Associate   Portfolio   Manager,    Guardian
Vice President, NB Management.      Portfolio and Socially Responsive Portfolio,
                                    each a series of Neuberger  Berman  Advisers
                                    Management   Trust;    Associate   Portfolio
                                    Manager,  Neuberger Berman Guardian Fund and
                                    Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity
                                    Funds.

Kelly M. Landron                    Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management Inc.  Money   Fund,   Lehman   Brothers   National
                                    Municipal  Money Fund,  Lehman  Brothers New
                                    York   Municipal   Money   Fund  and  Lehman
                                    Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Richard S. Levine                   Portfolio Manager, Lehman Brothers Strategic
Vice President, NB Management.      Income  Fund,  a series of  Lehman  Brothers
                                    Income Funds;  Portfolio Manager,  Neuberger
                                    Berman Dividend Advantage Fund Inc.

John A. Lovito                      Portfolio Manager, Lehman Brothers Strategic
Vice President, NB Management.      Income  Fund,  a series of  Lehman  Brothers
                                    Income Funds.

Arthur Moretti                      Managing  Director,  Neuberger  Berman,  LLC
Vice President, NB Management.      since   June   2001;    Portfolio   Manager,
                                    Neuberger Berman Guardian Fund and Neuberger
                                    Berman  Socially  Responsive  Fund,  each  a
                                    series of  Neuberger  Berman  Equity  Funds;
                                    Portfolio  Manager,  Guardian  Portfolio and
                                    Socially Responsive Portfolio, each a series
                                    of  Neuberger  Berman  Advisers   Management
                                    Trust.

S. Basu Mullick                     Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Partners
                                    Fund and Neuberger Berman Regency Fund, each
                                    a series of Neuberger  Berman  Equity Funds;
                                    Portfolio  Manager,  Partners  Portfolio and
                                    Regency   Portfolio,   each  a   series   of
                                    Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                  Portfolio  Manager,  Neuberger Berman Income
Vice President, NB Management.      Opportunity  Fund Inc.;  Portfolio  Manager,
                                    Lehman    Brothers    First   Trust   Income
                                    Opportunity Fund; Portfolio Manager,  Lehman
                                    Brothers  Strategic  Income  Fund and Lehman
                                    Brothers  High  Income  Bond  Fund,  each  a
                                    series  of  Lehman  Brothers  Income  Funds;
                                    Portfolio   Manager,    High   Income   Bond
                                    Portfolio,  a  series  of  Neuberger  Berman
                                    Advisers Management Trust.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Loraine Olavarria                   None.
Assistant Secretary, NB Management.

Elizabeth Reagan                    None.
Vice President, NB Management.

Brett S. Reiner                     Associate   Portfolio   Manager,   Neuberger
Vice President, NB Management.      Berman  Genesis  Fund, a series of Neuberger
                                    Berman Equity Funds.

Jack L. Rivkin                      Executive Vice President,  Neuberger Berman,
Chairman and Director,              LLC;  Executive  Vice  President,  Neuberger
NB Management.                      Berman   Inc.;   President   and   Director,
                                    Neuberger  Berman  Real  Estate  Income Fund
                                    Inc;   President  and  Director,   Neuberger
                                    Berman  Intermediate  Municipal  Fund  Inc.;
                                    President and Director, Neuberger Berman New
                                    York   Intermediate   Municipal  Fund  Inc.;
                                    President  and  Director,  Neuberger  Berman
                                    California Intermediate Municipal Fund Inc.;
                                    President  and  Trustee,   Neuberger  Berman
                                    Advisers  Management  Trust;  President  and
                                    Trustee,   Neuberger  Berman  Equity  Funds;
                                    President  and  Trustee,   Lehman   Brothers
                                    Income   Funds;   President   and  Director,
                                    Neuberger  Berman  Realty  Income Fund Inc.;
                                    President  and  Director,  Neuberger  Berman
                                    Income Opportunity Fund Inc.;  President and
                                    Director,   Neuberger   Berman  Real  Estate
                                    Securities  Income  Fund  Inc.;   President,
                                    Director and  Portfolio  Manager,  Neuberger
                                    Berman   Dividend   Advantage   Fund   Inc.;
                                    President and Trustee, Lehman Brothers First
                                    Trust Income Opportunity Fund; President and
                                    Trustee,   Neuberger  Berman   Institutional
                                    Liquidity  Series;  President  and  Trustee,
                                    Lehman Brothers Institutional Liquidity Cash
                                    Management  Funds;  President  and  Trustee,
                                    Institutional Liquidity Trust; President and
                                    Trustee,  Lehman Brothers Reserve  Liquidity
                                    Funds;   President   and   Trustee,   Lehman
                                    Brothers   Institutional   Liquidity  Funds;
                                    Portfolio Manager, Lehman Brothers Strategic
                                    Income  Fund,  a series of  Lehman  Brothers
                                    Income  Funds;  Director,  Dale Carnegie and
                                    Associates,   Inc.  since  1998;   Director,
                                    Solbright, Inc. since 1998.

Benjamin E. Segal                   Managing  Director,  Neuberger  Berman,  LLC
Vice President, NB Management.      since  November 2000,  prior  thereto,  Vice
                                    President,  Neuberger Berman, LLC; Portfolio
                                    Manager,   Neuberger  Berman   International
                                    Fund,    Neuberger   Berman    International
                                    Institutional   Fund  and  Neuberger  Berman
                                    International  Large Cap Fund, each a series
                                    of Neuberger Berman Equity Funds;  Portfolio
                                    Manager,  International  Portfolio, a series
                                    of  Neuberger  Berman  Advisers   Management
                                    Trust.

Michelle B. Stein                   Portfolio Manager, Neuberger Berman Dividend
Vice President, NB Management.      Advantage Fund Inc.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Peter E. Sundman                    Executive Vice President,  Neuberger  Berman
President and Director,             Inc.  since 1999;  Head of Neuberger  Berman
NB Management.                      Inc.'s  Mutual Funds  Business  (since 1999)
                                    and Institutional  Business (1999 to October
                                    2005);   responsible  for  Managed  Accounts
                                    Business and intermediary distribution since
                                    October 1999;  Managing Director,  Neuberger
                                    Berman since 2005; formerly,  Executive Vice
                                    President,   Neuberger   Berman,   1999   to
                                    December 2005;  Director and Vice President,
                                    Neuberger & Berman Agency,  Inc. since 2000;
                                    Chairman  of  the  Board,   Chief  Executive
                                    Officer and Trustee,  Lehman Brothers Income
                                    Funds;   Chairman   of  the   Board,   Chief
                                    Executive  Officer  and  Trustee,  Neuberger
                                    Berman Advisers  Management Trust;  Chairman
                                    of the Board,  Chief  Executive  Officer and
                                    Trustee,   Neuberger  Berman  Equity  Funds;
                                    Chairman  of  the  Board,   Chief  Executive
                                    Officer and Director,  Neuberger Berman Real
                                    Estate  Income  Fund Inc.;  Chairman  of the
                                    Board, Chief Executive Officer and Director,
                                    Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director,  Neuberger  Berman New
                                    York   Intermediate   Municipal  Fund  Inc.;
                                    Chairman  of  the  Board,   Chief  Executive
                                    Officer  and  Director,   Neuberger   Berman
                                    California Intermediate Municipal Fund Inc.;
                                    Chairman  of  the  Board,   Chief  Executive
                                    Officer  and  Director,   Neuberger   Berman
                                    Realty  Income  Fund Inc.;  Chairman  of the
                                    Board, Chief Executive Officer and Director,
                                    Neuberger  Berman  Income  Opportunity  Fund
                                    Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director,  Neuberger Berman Real
                                    Estate Securities Income Fund Inc.; Chairman
                                    of the Board,  Chief  Executive  Officer and
                                    Director,    Neuberger    Berman    Dividend
                                    Advantage Fund Inc.;  Chairman of the Board,
                                    Chief Executive Officer and Director, Lehman
                                    Brothers  First  Trust  Income   Opportunity
                                    Fund; Chairman of the Board, Chief Executive
                                    Officer  and   Trustee,   Neuberger   Berman
                                    Institutional  Liquidity Series; Chairman of
                                    the  Board,   Chief  Executive  Officer  and
                                    Trustee,   Lehman   Brothers   Institutional
                                    Liquidity Cash Management Funds; Chairman of
                                    the  Board,   Chief  Executive  Officer  and
                                    Trustee,   Institutional   Liquidity  Trust;
                                    Chairman  of  the  Board,   Chief  Executive
                                    Officer and Trustee, Lehman Brothers Reserve
                                    Liquidity  Funds;  Chairman  of  the  Board,
                                    Chief Executive Officer and Trustee,  Lehman
                                    Brothers   Institutional   Liquidity  Funds;
                                    Trustee, College of Wooster.

Kenneth J. Turek                    Portfolio   Manager,   Balanced   Portfolio,
Vice President, NB Management.      Growth    Portfolio   and   Mid-Cap   Growth
                                    Portfolio, each a series of Neuberger Berman
                                    Advisers    Management   Trust;    Portfolio
                                    Manager,  Neuberger  Berman Century Fund and
                                    Neuberger Berman Manhattan Fund, each a series of Neuberger Berman Equity Funds.

Judith M. Vale                      Managing  Director,  Neuberger Berman,  LLC;
Vice President, NB Management.      Portfolio Manager,  Neuberger Berman Genesis
                                    Fund,  a series of Neuberger  Berman  Equity
                                    Funds.

John T. Zielinsky                   Portfolio Manager,  Neuberger Berman Century
Vice President, NB Management.      Fund,  a series of Neuberger  Berman  Equity
                                    Funds.

     Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto

Item 27.     Principal Underwriters.
-------      -----------------------

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

          Neuberger Berman Advisers Management Trust
          Neuberger Berman Equity Funds
          Neuberger Berman Institutional Liquidity Series
          Lehman Brothers Income Funds
          Lehman Brothers Institutional Liquidity Funds
          Lehman Brothers Reserve Liquidity Funds

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                        POSITIONS AND OFFICES                     POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                          WITH REGISTRANT
----                    ----------------                          ---------------
Ann H. Benjamin         Vice President                            None
Michael L. Bowyer       Vice President                            None
Claudia A. Brandon      Vice President/Mutual Fund Board          Secretary
                        Relations & Assistant Secretary
Steven R. Brown         Vice President                            None
David H. Burshtan       Vice President                            None
Lori B. Canell          Vice President                            None
Robert Conti            Senior Vice President                     Vice President
Robert B. Corman        Vice President                            None
Robert W. D'Alelio      Vice President                            None
John E. Dugenske        Vice President                            None
Ingrid Dyott            Vice President                            None
Michael F. Fasciano     Vice President                            None
Janet A. Fiorenza       Vice President                            None
William J. Furrer       Vice President                            None
Brian J. Gaffney        Senior Vice President                     Vice President
Maxine L. Gerson        Secretary                                 Chief Legal Officer (only for
                                                                  purposes of sections 307 and
                                                                  406 of the Sarbanes - Oxley
                                                                  Act of 2002)
Edward S. Grieb         Treasurer and Chief Financial Officer     None
Michael J. Hanratty     Vice President                            None
Milu E. Komer           Vice President                            None

                        POSITIONS AND OFFICES                     POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                          WITH REGISTRANT
----                    ----------------                          ---------------
Sajjad S. Ladiwala      Vice President                            None
Richard S. Levine       Vice President                            None
John A. Lovito          Vice President                            None
Kelly M. Landron        Vice President                            None
Arthur Moretti          Vice President                            None
S. Basu Mullick         Vice President                            None
Thomas P. O'Reilly      Vice President                            None
Loraine Olavarria       Assistant Secretary                       None
Elizabeth Reagan        Vice President                            None
Brett S. Reiner         Vice President                            None
Jack L. Rivkin          Chairman and Director                     President and Trustee
Benjamin E. Segal       Vice President                            None
Michelle B. Stein       Vice President                            None
Kenneth J. Turek        Vice President                            None
Peter E. Sundman        President and Director                    Chairman of the Board, Chief Executive
                                                                  Officer and Trustee
Judith M. Vale          Vice President                            None
Chamaine Williams       Chief Compliance Officer                  Chief Compliance Officer
John T. Zielinsky       Vice President                            None

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.
-------      ---------------------------------

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.     Management Services.
-------      --------------------

     Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.
-------      -------------

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of July 2007.



                                    LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH
                                    MANAGEMENT FUNDS

                                    By:    /s/Jack L. Rivkin
                                         ---------------------------------------
                                    Name:   Jack L. Rivkin*
                                    Title:  President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                         Date
---------                              -----                         ----

                             Chairman of the Board, Chief
/s/Peter E. Sundman          Executive Officer and Trustee        July 27, 2007
------------------------
Peter E. Sundman*


/s/Jack L. Rivkin                President and Trustee            July 27, 2007
------------------------
Jack L. Rivkin*

                              Treasurer and Principal Financial
/s/ John M. McGovern               and Accounting Officer         July 20, 2007
------------------------
John M. McGovern


/s/John Cannon                            Trustee                 July 27, 2007
------------------------
John Cannon*


/s/Faith Colish                           Trustee                 July 27, 2007
------------------------
Faith Colish*


                                          Trustee
------------------------
Martha C. Goss


/s/ C. Anne Harvey                        Trustee                 July 27, 2007
------------------------
C. Anne Harvey*


/s/Robert A. Kavesh                       Trustee                 July 27, 2007
------------------------
Robert A. Kavesh*


/s/Michael M. Knetter                     Trustee                 July 27, 2007
------------------------
Michael M. Knetter*

Signature                              Title                         Date
---------                              -----                         ----

/s/Howard A. Mileaf                       Trustee                 July 27, 2007
------------------------
Howard A. Mileaf*


/s/George W. Morriss                      Trustee                 July 27, 2007
------------------------
George W. Morriss*


/s/Edward I. O'Brien                      Trustee                 July 27, 2007
------------------------
Edward I. O'Brien*


/s/William E. Rulon                       Trustee                 July 27, 2007
------------------------
William E. Rulon*


/s/Cornelius T. Ryan                      Trustee                 July 27, 2007
------------------------
Cornelius T. Ryan*


/s/Tom D. Seip                            Trustee                 July 27, 2007
------------------------
Tom D. Seip*


/s/Candace L. Straight                    Trustee                 July 27, 2007
------------------------
Candace L. Straight*


/s/Peter P. Trapp                         Trustee                 July 27, 2007
------------------------
Peter P. Trapp*


*Signatures affixed by Lori L. Schneider on July 27, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on May 30, 2007.

          PEA #4 (Lehman Brothers Institutional Liquidity Cash Management Funds)


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Institutional
Liquidity Trust represents that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 4 on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of July 2007.



                                          INSTITUTIONAL LIQUIDITY TRUST


                                          By:  /s/Jack L. Rivkin
                                              ----------------------------------
                                          Name:   Jack L. Rivkin*
                                          Title:  President and Trustee

     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                         Date
---------                              -----                         ----

                             Chairman of the Board, Chief
/s/Peter E. Sundman          Executive Officer and Trustee        July 27, 2007
------------------------
Peter E. Sundman*


/s/Jack L. Rivkin                President and Trustee            July 27, 2007
------------------------
Jack L. Rivkin*

                              Treasurer and Principal Financial
/s/ John M. McGovern               and Accounting Officer         July 20, 2007
------------------------
John M. McGovern


/s/John Cannon                            Trustee                 July 27, 2007
------------------------
John Cannon*


/s/Faith Colish                           Trustee                 July 27, 2007
------------------------
Faith Colish*

                                          Trustee
------------------------
Martha C. Goss


/s/ C. Anne Harvey                        Trustee                 July 27, 2007
------------------------
C. Anne Harvey*

Signature                                  Title                       Date
---------                                  -----                       ----

/s/Robert A. Kavesh                       Trustee                 July 27, 2007
------------------------
Robert A. Kavesh*


/s/Michael M. Knetter                     Trustee                 July 27, 2007
------------------------
Michael M. Knetter*


/s/Howard A. Mileaf                       Trustee                 July 27, 2007
------------------------
Howard A. Mileaf*


/s/George W. Morriss                      Trustee                 July 27, 2007
------------------------
George W. Morriss*


/s/Edward I. O'Brien                      Trustee                 July 27, 2007
------------------------
Edward I. O'Brien*


/s/William E. Rulon                       Trustee                 July 27, 2007
------------------------
William E. Rulon*


/s/Cornelius T. Ryan                      Trustee                 July 27, 2007
------------------------
Cornelius T. Ryan*


/s/Tom D. Seip                            Trustee                 July 27, 2007
------------------------
Tom D. Seip*


/s/Candace L. Straight                    Trustee                 July 27, 2007
------------------------
Candace L. Straight*


/s/Peter P. Trapp                         Trustee                 July 27, 2007
------------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 27, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on May 30, 2007.